Vanguard Long-Term Bond Index Fund

Schedule of Investments (unaudited)
As of March 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (42.4%)
U.S. Government Securities (41.0%)
United States Treasury Note/Bond	2.625%	2/15/29	28,678	29,238
United States Treasury Note/Bond	6.125%	8/15/29	9,103	12,190
United States Treasury Note/Bond	6.250%	5/15/30	23,950	32,819
United States Treasury Note/Bond	5.375%	2/15/31	34,660	45,101
United States Treasury Note/Bond	4.500%	2/15/36	34,720	44,040
United States Treasury Note/Bond	4.750%	2/15/37	11,960	15,720
United States Treasury Note/Bond	5.000%	5/15/37	5,454	7,384
United States Treasury Note/Bond	4.375%	2/15/38	15,278	19,362
United States Treasury Note/Bond	4.500%	5/15/38	26,360	33,951
United States Treasury Note/Bond	3.500%	2/15/39	28,377	32,208
United States Treasury Note/Bond	4.250%	5/15/39	39,262	49,181
United States Treasury Note/Bond	4.500%	8/15/39	39,981	51,719
United States Treasury Note/Bond	4.375%	11/15/39	44,005	56,017
United States Treasury Note/Bond	4.625%	2/15/40	63,561	83,603
United States Treasury Note/Bond	4.375%	5/15/40	62,098	79,156
United States Treasury Note/Bond	3.875%	8/15/40	54,265	64,762
United States Treasury Note/Bond	4.250%	11/15/40	52,200	65,519
United States Treasury Note/Bond	4.750%	2/15/41	59,480	79,722
United States Treasury Note/Bond	4.375%	5/15/41	47,545	60,761
United States Treasury Note/Bond	3.750%	8/15/41	61,280	71,841
United States Treasury Note/Bond	3.125%	11/15/41	52,577	56,044
United States Treasury Note/Bond	3.125%	2/15/42	66,302	70,601
United States Treasury Note/Bond	3.000%	5/15/42	55,000	57,346
United States Treasury Note/Bond	2.750%	8/15/42	73,308	73,159
United States Treasury Note/Bond	2.750%	11/15/42	88,768	88,491
United States Treasury Note/Bond	3.125%	2/15/43	99,215	105,369
United States Treasury Note/Bond	2.875%	5/15/43	134,875	137,257
United States Treasury Note/Bond	3.625%	8/15/43	111,165	127,997
United States Treasury Note/Bond	3.750%	11/15/43	102,165	120,012
United States Treasury Note/Bond	3.625%	2/15/44	97,824	112,742
United States Treasury Note/Bond	3.375%	5/15/44	158,417	175,472
United States Treasury Note/Bond	3.125%	8/15/44	132,838	141,099
United States Treasury Note/Bond	3.000%	11/15/44	138,556	144,033
United States Treasury Note/Bond	2.500%	2/15/45	114,792	108,549
United States Treasury Note/Bond	3.000%	5/15/45	144,455	150,233
United States Treasury Note/Bond	2.875%	8/15/45	132,712	134,785
United States Treasury Note/Bond	3.000%	11/15/45	95,650	99,491
United States Treasury Note/Bond	2.500%	2/15/46	124,132	117,014
United States Treasury Note/Bond	2.500%	5/15/46	142,466	134,230
United States Treasury Note/Bond	2.250%	8/15/46	134,589	120,289
United States Treasury Note/Bond	2.875%	11/15/46	139,764	141,838
United States Treasury Note/Bond	3.000%	2/15/47	132,644	137,971
United States Treasury Note/Bond	3.000%	5/15/47	103,371	107,377
United States Treasury Note/Bond	2.750%	8/15/47	140,996	139,321
United States Treasury Note/Bond	2.750%	11/15/47	132,761	131,142
United States Treasury Note/Bond	3.000%	2/15/48	125,720	130,376
United States Treasury Note/Bond	3.125%	5/15/48	113,661	120,800
United States Treasury Note/Bond	3.000%	8/15/48	171,805	178,220
United States Treasury Note/Bond	3.375%	11/15/48	158,770	177,054

United States Treasury Note/Bond	3.000%	2/15/49	139,131	144,457
				4,617,063
Agency Bonds and Notes (1.4%)
Federal Home Loan Banks	5.625%	3/14/36	1,000	1,337
Federal Home Loan Banks	5.500%	7/15/36	4,830	6,457
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	1,890	2,577
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	8,534	11,916
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	19,412	26,744
1 Federal National Mortgage Assn.	6.250%	5/15/29	6,004	7,892
1 Federal National Mortgage Assn.	7.125%	1/15/30	9,175	12,877
1 Federal National Mortgage Assn.	7.250%	5/15/30	11,840	16,815
1 Federal National Mortgage Assn.	6.625%	11/15/30	9,050	12,451
1 Federal National Mortgage Assn.	5.625%	7/15/37	6,080	8,231
1 Federal National Mortgage Assn.	6.210%	8/6/38	700	1,012
Tennessee Valley Authority	7.125%	5/1/30	3,970	5,572
Tennessee Valley Authority	4.650%	6/15/35	4,510	5,345
Tennessee Valley Authority	5.880%	4/1/36	4,535	6,105
Tennessee Valley Authority	5.980%	4/1/36	1,000	1,359
Tennessee Valley Authority	6.150%	1/15/38	2,450	3,430
Tennessee Valley Authority	5.500%	6/15/38	1,175	1,561
Tennessee Valley Authority	5.250%	9/15/39	13,890	17,848
Tennessee Valley Authority	4.875%	1/15/48	2,650	3,376
Tennessee Valley Authority	5.375%	4/1/56	1,950	2,758
Tennessee Valley Authority	4.625%	9/15/60	1,400	1,769
Tennessee Valley Authority	4.250%	9/15/65	3,500	4,165
				161,597
Total U.S. Government and Agency Obligations (Cost $4,567,466)				4,778,660
Corporate Bonds (49.1%)
Finance (8.1%)
Banking (4.2%)
American Express Co.	4.050%	12/3/42	2,116	2,181
Bank of America Corp.	6.110%	1/29/37	6,050	7,169
2 Bank of America Corp.	4.244%	4/24/38	7,480	7,665
Bank of America Corp.	7.750%	5/14/38	5,809	8,138
Bank of America Corp.	5.875%	2/7/42	5,575	6,957
Bank of America Corp.	5.000%	1/21/44	6,441	7,262
Bank of America Corp.	4.875%	4/1/44	2,598	2,885
Bank of America Corp.	4.750%	4/21/45	1,990	2,082
2 Bank of America Corp.	4.443%	1/20/48	2,000	2,069
2 Bank of America Corp.	3.946%	1/23/49	2,130	2,082
2 Bank of America Corp.	4.330%	3/15/50	4,600	4,717
Bank of America NA	6.000%	10/15/36	4,224	5,239
Bank of New York Mellon Corp.	3.300%	8/23/29	2,021	2,004
Barclays plc	5.250%	8/17/45	2,500	2,602
Barclays plc	4.950%	1/10/47	5,610	5,610
Citigroup Inc.	6.625%	6/15/32	3,550	4,382
Citigroup Inc.	5.875%	2/22/33	1,000	1,141
Citigroup Inc.	6.000%	10/31/33	3,276	3,800
Citigroup Inc.	6.125%	8/25/36	2,033	2,404
2 Citigroup Inc.	3.878%	1/24/39	4,125	4,011
Citigroup Inc.	8.125%	7/15/39	5,484	8,197
Citigroup Inc.	5.875%	1/30/42	3,280	4,026
Citigroup Inc.	6.675%	9/13/43	1,894	2,431
Citigroup Inc.	4.950%	11/7/43	1,983	2,064
Citigroup Inc.	5.300%	5/6/44	4,825	5,294
Citigroup Inc.	4.650%	7/30/45	1,050	1,116

Citigroup Inc.	4.750%	5/18/46	4,265	4,417
2 Citigroup Inc.	4.281%	4/24/48	3,275	3,346
Citigroup Inc.	4.650%	7/23/48	8,300	8,882
Cooperatieve Rabobank UA	5.250%	5/24/41	2,675	3,238
Cooperatieve Rabobank UA	5.750%	12/1/43	1,955	2,333
Cooperatieve Rabobank UA	5.250%	8/4/45	7,266	8,211
Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	6,245	6,713
Credit Suisse USA Inc.	7.125%	7/15/32	1,420	1,909
Fifth Third Bancorp	8.250%	3/1/38	3,185	4,431
First Republic Bank	4.375%	8/1/46	1,300	1,263
First Republic Bank	4.625%	2/13/47	1,275	1,288
Goldman Sachs Capital I	6.345%	2/15/34	3,850	4,630
Goldman Sachs Group Inc.	6.450%	5/1/36	1,992	2,364
Goldman Sachs Group Inc.	6.750%	10/1/37	17,590	21,446
2 Goldman Sachs Group Inc.	4.017%	10/31/38	8,570	8,219
2 Goldman Sachs Group Inc.	4.411%	4/23/39	7,975	7,956
Goldman Sachs Group Inc.	6.250%	2/1/41	7,805	9,641
Goldman Sachs Group Inc.	4.800%	7/8/44	7,425	7,868
Goldman Sachs Group Inc.	5.150%	5/22/45	6,705	7,073
Goldman Sachs Group Inc.	4.750%	10/21/45	2,771	2,943
HSBC Bank USA NA	5.875%	11/1/34	2,421	2,890
HSBC Bank USA NA	5.625%	8/15/35	2,281	2,619
HSBC Bank USA NA	7.000%	1/15/39	2,900	3,866
HSBC Holdings plc	7.625%	5/17/32	1,750	2,318
HSBC Holdings plc	6.500%	5/2/36	6,978	8,572
HSBC Holdings plc	6.500%	9/15/37	10,850	13,457
HSBC Holdings plc	6.800%	6/1/38	3,840	4,920
HSBC Holdings plc	6.100%	1/14/42	2,420	3,124
HSBC Holdings plc	5.250%	3/14/44	2,765	3,061
JPMorgan Chase & Co.	8.750%	9/1/30	575	793
JPMorgan Chase & Co.	6.400%	5/15/38	8,606	11,185
2 JPMorgan Chase & Co.	3.882%	7/24/38	9,300	9,135
JPMorgan Chase & Co.	5.500%	10/15/40	7,375	8,796
JPMorgan Chase & Co.	5.600%	7/15/41	4,430	5,380
JPMorgan Chase & Co.	5.400%	1/6/42	4,548	5,395
JPMorgan Chase & Co.	5.625%	8/16/43	4,200	4,987
JPMorgan Chase & Co.	4.850%	2/1/44	3,950	4,389
JPMorgan Chase & Co.	4.950%	6/1/45	5,714	6,313
2 JPMorgan Chase & Co.	4.260%	2/22/48	5,995	6,123
2 JPMorgan Chase & Co.	4.032%	7/24/48	4,950	4,886
2 JPMorgan Chase & Co.	3.964%	11/15/48	5,000	4,893
2 JPMorgan Chase & Co.	3.897%	1/23/49	5,250	5,088
Lloyds Banking Group plc	5.300%	12/1/45	2,655	2,784
Lloyds Banking Group plc	4.344%	1/9/48	5,140	4,600
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	2,250	2,377
Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	2,850	2,945
Morgan Stanley	7.250%	4/1/32	2,561	3,429
2 Morgan Stanley	3.971%	7/22/38	7,050	6,889
2 Morgan Stanley	4.457%	4/22/39	3,225	3,350
Morgan Stanley	6.375%	7/24/42	6,500	8,405
Morgan Stanley	4.300%	1/27/45	10,575	10,741
Morgan Stanley	4.375%	1/22/47	5,530	5,697
Regions Bank	6.450%	6/26/37	1,650	2,025
Regions Financial Corp.	7.375%	12/10/37	1,025	1,348
Wachovia Corp.	7.500%	4/15/35	1,490	1,944
Wachovia Corp.	5.500%	8/1/35	3,119	3,559
Wells Fargo & Co.	5.375%	2/7/35	700	818

Wells Fargo & Co.	5.375%	11/2/43	5,060	5,706
Wells Fargo & Co.	5.606%	1/15/44	8,205	9,458
Wells Fargo & Co.	4.650%	11/4/44	7,228	7,425
Wells Fargo & Co.	3.900%	5/1/45	5,620	5,566
Wells Fargo & Co.	4.900%	11/17/45	7,216	7,755
Wells Fargo & Co.	4.400%	6/14/46	6,696	6,696
Wells Fargo & Co.	4.750%	12/7/46	5,425	5,700
Wells Fargo Bank NA	5.950%	8/26/36	1,055	1,273
Wells Fargo Bank NA	5.850%	2/1/37	2,861	3,453
Wells Fargo Bank NA	6.600%	1/15/38	4,339	5,689
2 Wells Fargo Capital X	5.950%	12/1/86	3,225	3,636

Brokerage (0.2%)
Brookfield Finance Inc.	4.700%	9/20/47	3,000	2,891
CME Group Inc.	5.300%	9/15/43	2,515	3,080
CME Group Inc.	4.150%	6/15/48	1,975	2,094
Intercontinental Exchange Inc.	4.250%	9/21/48	3,325	3,491
Invesco Finance plc	5.375%	11/30/43	1,750	1,858
Jefferies Group LLC	6.250%	1/15/36	1,150	1,179
Jefferies Group LLC	6.500%	1/20/43	1,525	1,591
Jefferies Group LLC / Jefferies Group Capital
Finance Inc.	4.150%	1/23/30	3,380	3,102
Legg Mason Inc.	5.625%	1/15/44	1,700	1,683
Raymond James Financial Inc.	4.950%	7/15/46	2,725	2,851

Finance Companies (0.3%)
GATX Corp.	4.700%	4/1/29	1,200	1,252
GATX Corp.	5.200%	3/15/44	1,025	1,072
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	36,221	33,545

Insurance (3.0%)
ACE Capital Trust II	9.700%	4/1/30	1,175	1,614
Aetna Inc.	6.625%	6/15/36	2,614	3,120
Aetna Inc.	6.750%	12/15/37	1,760	2,122
Aetna Inc.	4.500%	5/15/42	1,725	1,646
Aetna Inc.	4.125%	11/15/42	1,800	1,627
Aetna Inc.	4.750%	3/15/44	1,420	1,388
Aetna Inc.	3.875%	8/15/47	3,300	2,856
Aflac Inc.	4.000%	10/15/46	1,275	1,258
Aflac Inc.	4.750%	1/15/49	1,595	1,764
Alleghany Corp.	4.900%	9/15/44	975	989
Allstate Corp.	5.550%	5/9/35	1,540	1,817
Allstate Corp.	5.950%	4/1/36	1,050	1,289
Allstate Corp.	4.500%	6/15/43	1,950	2,095
Allstate Corp.	4.200%	12/15/46	3,021	3,134
2 Allstate Corp.	6.500%	5/15/67	1,980	2,129
American Financial Group Inc.	4.500%	6/15/47	1,970	1,864
American International Group Inc.	3.875%	1/15/35	2,411	2,185
American International Group Inc.	4.700%	7/10/35	1,950	1,952
American International Group Inc.	6.250%	5/1/36	3,211	3,664
American International Group Inc.	4.500%	7/16/44	7,889	7,566
American International Group Inc.	4.800%	7/10/45	1,438	1,439
American International Group Inc.	4.750%	4/1/48	1,135	1,127
American International Group Inc.	4.375%	1/15/55	3,800	3,391
2 American International Group Inc.	8.175%	5/15/68	1,625	1,930
Anthem Inc.	5.850%	1/15/36	1,300	1,495

Anthem Inc.	6.375%	6/15/37	1,250	1,529
Anthem Inc.	4.625%	5/15/42	3,452	3,549
Anthem Inc.	4.650%	1/15/43	3,191	3,303
Anthem Inc.	5.100%	1/15/44	2,720	2,959
Anthem Inc.	4.650%	8/15/44	1,775	1,837
Anthem Inc.	4.375%	12/1/47	6,320	6,284
Anthem Inc.	4.550%	3/1/48	1,164	1,194
Anthem Inc.	4.850%	8/15/54	500	511
Aon Corp.	6.250%	9/30/40	1,055	1,285
Aon plc	4.600%	6/14/44	2,275	2,305
Aon plc	4.750%	5/15/45	2,390	2,486
Arch Capital Finance LLC	5.031%	12/15/46	1,450	1,589
Arch Capital Group Ltd.	7.350%	5/1/34	925	1,247
Arch Capital Group US Inc.	5.144%	11/1/43	2,180	2,418
Assurant Inc.	6.750%	2/15/34	1,289	1,472
AXA Equitable Holdings Inc.	5.000%	4/20/48	5,800	5,640
AXA SA	8.600%	12/15/30	4,320	5,709
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	3,418	4,256
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	3,074	3,301
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,405	1,490
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	8,250	8,597
Berkshire Hathaway Finance Corp.	4.250%	1/15/49	3,800	3,975
Berkshire Hathaway Inc.	4.500%	2/11/43	3,975	4,344
Brighthouse Financial Inc.	4.700%	6/22/47	4,725	3,761
Chubb Corp.	6.000%	5/11/37	2,868	3,675
Chubb Corp.	6.500%	5/15/38	1,695	2,293
Chubb INA Holdings Inc.	6.700%	5/15/36	2,360	3,181
Chubb INA Holdings Inc.	4.150%	3/13/43	1,752	1,837
Chubb INA Holdings Inc.	4.350%	11/3/45	3,456	3,754
Cigna Holding Co.	5.375%	2/15/42	945	1,018
Cigna Holding Co.	3.875%	10/15/47	1,130	1,003
Cincinnati Financial Corp.	6.125%	11/1/34	1,350	1,646
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,500	1,528
Hartford Financial Services Group Inc.	5.950%	10/15/36	1,620	1,910
Hartford Financial Services Group Inc.	6.100%	10/1/41	1,830	2,226
Hartford Financial Services Group Inc.	4.300%	4/15/43	1,225	1,223
Humana Inc.	4.625%	12/1/42	1,776	1,784
Humana Inc.	4.950%	10/1/44	2,787	2,972
Humana Inc.	4.800%	3/15/47	900	941
Lincoln National Corp.	6.150%	4/7/36	1,016	1,215
Lincoln National Corp.	6.300%	10/9/37	1,030	1,250
Lincoln National Corp.	7.000%	6/15/40	1,705	2,248
Lincoln National Corp.	4.350%	3/1/48	1,600	1,591
Loews Corp.	6.000%	2/1/35	1,125	1,325
Loews Corp.	4.125%	5/15/43	1,990	1,955
Manulife Financial Corp.	5.375%	3/4/46	2,930	3,471
Markel Corp.	5.000%	4/5/46	1,140	1,138
Markel Corp.	4.300%	11/1/47	450	406
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	645	780
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	3,170	3,391
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,800	1,821
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	660	658
Marsh & McLennan Cos. Inc.	4.900%	3/15/49	3,850	4,201
MetLife Inc.	6.500%	12/15/32	2,175	2,794
MetLife Inc.	6.375%	6/15/34	2,747	3,550
MetLife Inc.	5.700%	6/15/35	4,000	4,761
MetLife Inc.	5.875%	2/6/41	2,543	3,160

MetLife Inc.	4.125%	8/13/42	2,007	2,022
MetLife Inc.	4.875%	11/13/43	2,206	2,461
MetLife Inc.	4.721%	12/15/44	1,650	1,803
MetLife Inc.	4.050%	3/1/45	2,416	2,411
MetLife Inc.	4.600%	5/13/46	895	972
2 MetLife Inc.	6.400%	12/15/66	5,720	6,135
2 MetLife Inc.	10.750%	8/1/69	840	1,277
2 Nationwide Financial Services Inc.	6.750%	5/15/87	875	911
Principal Financial Group Inc.	4.625%	9/15/42	1,175	1,213
Principal Financial Group Inc.	4.350%	5/15/43	1,575	1,570
Principal Financial Group Inc.	4.300%	11/15/46	1,730	1,697
Progressive Corp.	4.350%	4/25/44	3,340	3,562
Progressive Corp.	4.125%	4/15/47	3,600	3,747
Progressive Corp.	4.200%	3/15/48	2,050	2,133
Prudential Financial Inc.	5.750%	7/15/33	350	414
Prudential Financial Inc.	5.700%	12/14/36	3,215	3,816
Prudential Financial Inc.	6.625%	12/1/37	1,318	1,696
Prudential Financial Inc.	6.625%	6/21/40	1,150	1,497
Prudential Financial Inc.	6.200%	11/15/40	1,725	2,073
Prudential Financial Inc.	5.100%	8/15/43	1,195	1,289
Prudential Financial Inc.	4.600%	5/15/44	1,183	1,259
Prudential Financial Inc.	3.905%	12/7/47	2,011	1,947
Prudential Financial Inc.	3.935%	12/7/49	3,413	3,313
Prudential Financial Inc.	4.350%	2/25/50	3,225	3,325
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,000	984
Selective Insurance Group Inc.	5.375%	3/1/49	800	822
Sompo International Holdings Ltd.	7.000%	7/15/34	1,125	1,385
Transatlantic Holdings Inc.	8.000%	11/30/39	1,045	1,436
Travelers Cos. Inc.	6.750%	6/20/36	1,000	1,359
Travelers Cos. Inc.	6.250%	6/15/37	2,865	3,742
Travelers Cos. Inc.	5.350%	11/1/40	3,078	3,720
Travelers Cos. Inc.	4.600%	8/1/43	1,850	2,052
Travelers Cos. Inc.	4.300%	8/25/45	925	983
Travelers Cos. Inc.	3.750%	5/15/46	1,480	1,442
Travelers Cos. Inc.	4.000%	5/30/47	2,000	2,043
Travelers Cos. Inc.	4.050%	3/7/48	1,250	1,278
Travelers Cos. Inc.	4.100%	3/4/49	1,500	1,547
Travelers Property Casualty Corp.	6.375%	3/15/33	1,670	2,164
UnitedHealth Group Inc.	4.625%	7/15/35	3,191	3,568
UnitedHealth Group Inc.	5.800%	3/15/36	1,820	2,261
UnitedHealth Group Inc.	6.500%	6/15/37	1,315	1,739
UnitedHealth Group Inc.	6.625%	11/15/37	2,425	3,243
UnitedHealth Group Inc.	6.875%	2/15/38	2,416	3,333
UnitedHealth Group Inc.	5.950%	2/15/41	2,000	2,527
UnitedHealth Group Inc.	4.625%	11/15/41	2,750	3,007
UnitedHealth Group Inc.	4.375%	3/15/42	1,785	1,901
UnitedHealth Group Inc.	3.950%	10/15/42	2,530	2,543
UnitedHealth Group Inc.	4.250%	3/15/43	4,198	4,454
UnitedHealth Group Inc.	4.750%	7/15/45	5,380	6,051
UnitedHealth Group Inc.	4.200%	1/15/47	3,484	3,605
UnitedHealth Group Inc.	4.250%	4/15/47	1,252	1,312
UnitedHealth Group Inc.	3.750%	10/15/47	2,900	2,821
UnitedHealth Group Inc.	4.250%	6/15/48	4,574	4,835
UnitedHealth Group Inc.	4.450%	12/15/48	3,000	3,246
Unum Group	5.750%	8/15/42	1,725	1,851
Voya Financial Inc.	5.700%	7/15/43	1,475	1,715
Voya Financial Inc.	4.800%	6/15/46	950	985

Willis North America Inc.	5.050%	9/15/48	1,650	1,715
WR Berkley Corp.	4.750%	8/1/44	1,205	1,240
XLIT Ltd.	5.250%	12/15/43	1,150	1,319
XLIT Ltd.	5.500%	3/31/45	1,500	1,660

Real Estate Investment Trusts (0.4%)
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	1,152	1,211
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	1,550	1,663
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	300	314
AvalonBay Communities Inc.	3.900%	10/15/46	2,380	2,345
AvalonBay Communities Inc.	4.150%	7/1/47	525	540
AvalonBay Communities Inc.	4.350%	4/15/48	360	382
ERP Operating LP	4.500%	7/1/44	2,325	2,509
ERP Operating LP	4.500%	6/1/45	1,175	1,270
ERP Operating LP	4.000%	8/1/47	1,000	1,002
Essex Portfolio LP	4.500%	3/15/48	1,025	1,047
Federal Realty Investment Trust	4.500%	12/1/44	1,935	2,044
HCP Inc.	6.750%	2/1/41	1,200	1,530
Highwoods Realty LP	4.200%	4/15/29	950	964
Hospitality Properties Trust	4.375%	2/15/30	1,350	1,244
Hudson Pacific Properties Inc.	4.650%	4/1/29	850	867
Kilroy Realty LP	4.250%	8/15/29	650	661
Kimco Realty Corp.	4.250%	4/1/45	1,575	1,508
Kimco Realty Corp.	4.125%	12/1/46	1,200	1,120
Kimco Realty Corp.	4.450%	9/1/47	1,625	1,607
National Retail Properties Inc.	4.800%	10/15/48	1,000	1,066
Prologis LP	4.375%	9/15/48	1,000	1,090
Realty Income Corp.	4.650%	3/15/47	2,110	2,298
Regency Centers LP	4.400%	2/1/47	1,450	1,455
Regency Centers LP	4.650%	3/15/49	975	1,017
Simon Property Group LP	6.750%	2/1/40	2,235	3,010
Simon Property Group LP	4.750%	3/15/42	1,600	1,761
Simon Property Group LP	4.250%	10/1/44	1,465	1,516
Simon Property Group LP	4.250%	11/30/46	2,000	2,090
Ventas Realty LP	5.700%	9/30/43	750	858
Ventas Realty LP	4.375%	2/1/45	1,175	1,134
Ventas Realty LP	4.875%	4/15/49	500	523
Welltower Inc.	6.500%	3/15/41	1,590	1,942
Welltower Inc.	4.950%	9/1/48	625	662
				914,735
Industrial (35.1%)
Basic Industry (2.1%)
Albemarle Corp.	5.450%	12/1/44	1,125	1,164
ArcelorMittal	7.000%	10/15/39	2,200	2,489
ArcelorMittal	6.750%	3/1/41	1,450	1,631
Barrick Gold Corp.	6.450%	10/15/35	900	1,064
Barrick Gold Corp.	5.250%	4/1/42	1,604	1,737
Barrick North America Finance LLC	5.700%	5/30/41	3,640	4,143
Barrick North America Finance LLC	5.750%	5/1/43	3,091	3,576
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	2,307	2,681
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	3,535	3,688
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	8,046	9,449
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	1,700	1,695
Dow Chemical Co.	7.375%	11/1/29	3,743	4,734
Dow Chemical Co.	4.250%	10/1/34	2,325	2,276
Dow Chemical Co.	9.400%	5/15/39	2,816	4,290
Dow Chemical Co.	5.250%	11/15/41	2,839	3,002

Dow Chemical Co.	4.375%	11/15/42	4,537	4,347
Dow Chemical Co.	4.625%	10/1/44	1,000	973
3 Dow Chemical Co.	5.550%	11/30/48	2,300	2,571
DowDuPont Inc.	5.319%	11/15/38	6,025	6,701
DowDuPont Inc.	5.419%	11/15/48	6,650	7,531
Eastman Chemical Co.	4.800%	9/1/42	1,615	1,590
Eastman Chemical Co.	4.650%	10/15/44	2,650	2,573
Ecolab Inc.	3.950%	12/1/47	3,629	3,688
Georgia-Pacific LLC	7.750%	11/15/29	1,740	2,357
Georgia-Pacific LLC	8.875%	5/15/31	1,350	2,018
Goldcorp Inc.	5.450%	6/9/44	1,775	1,951
Huntsman International LLC	4.500%	5/1/29	2,500	2,489
International Flavors & Fragrances Inc.	4.375%	6/1/47	1,795	1,699
International Flavors & Fragrances Inc.	5.000%	9/26/48	2,550	2,672
International Paper Co.	5.000%	9/15/35	1,720	1,789
International Paper Co.	7.300%	11/15/39	2,300	2,903
International Paper Co.	6.000%	11/15/41	2,070	2,324
International Paper Co.	4.800%	6/15/44	3,717	3,653
International Paper Co.	5.150%	5/15/46	2,150	2,243
International Paper Co.	4.400%	8/15/47	2,700	2,530
International Paper Co.	4.350%	8/15/48	2,900	2,700
Lubrizol Corp.	6.500%	10/1/34	675	887
LYB International Finance BV	5.250%	7/15/43	1,605	1,641
LYB International Finance BV	4.875%	3/15/44	3,977	3,912
LyondellBasell Industries NV	4.625%	2/26/55	3,385	3,035
Meadwestvaco Corp.	7.950%	2/15/31	1,816	2,369
Methanex Corp.	5.650%	12/1/44	1,100	1,029
Mosaic Co.	5.450%	11/15/33	1,955	2,105
Mosaic Co.	4.875%	11/15/41	1,130	1,066
Mosaic Co.	5.625%	11/15/43	1,450	1,533
Newmont Mining Corp.	5.875%	4/1/35	1,410	1,612
Newmont Mining Corp.	6.250%	10/1/39	3,495	4,213
Newmont Mining Corp.	4.875%	3/15/42	2,542	2,655
Nucor Corp.	6.400%	12/1/37	2,100	2,623
Nucor Corp.	5.200%	8/1/43	1,630	1,847
Nucor Corp.	4.400%	5/1/48	1,650	1,690
Nutrien Ltd.	4.200%	4/1/29	950	976
Nutrien Ltd.	4.125%	3/15/35	1,800	1,704
Nutrien Ltd.	7.125%	5/23/36	500	610
Nutrien Ltd.	5.875%	12/1/36	1,490	1,668
Nutrien Ltd.	5.625%	12/1/40	1,505	1,643
Nutrien Ltd.	6.125%	1/15/41	1,010	1,170
Nutrien Ltd.	4.900%	6/1/43	1,675	1,708
Nutrien Ltd.	5.250%	1/15/45	1,390	1,478
Nutrien Ltd.	5.000%	4/1/49	2,650	2,751
Praxair Inc.	3.550%	11/7/42	1,910	1,856
Rio Tinto Alcan Inc.	7.250%	3/15/31	1,000	1,322
Rio Tinto Alcan Inc.	5.750%	6/1/35	2,700	3,230
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	4,526	5,401
Rio Tinto Finance USA plc	4.750%	3/22/42	1,250	1,416
Rio Tinto Finance USA plc	4.125%	8/21/42	2,246	2,357
Rohm & Haas Co.	7.850%	7/15/29	1,656	2,126
RPM International Inc.	4.550%	3/1/29	750	762
RPM International Inc.	5.250%	6/1/45	1,000	997
RPM International Inc.	4.250%	1/15/48	1,135	984
Sherwin-Williams Co.	4.000%	12/15/42	400	358
Sherwin-Williams Co.	4.550%	8/1/45	1,460	1,423

Sherwin-Williams Co.	4.500%	6/1/47	4,066	4,008
Southern Copper Corp.	7.500%	7/27/35	2,050	2,590
Southern Copper Corp.	6.750%	4/16/40	4,143	4,977
Southern Copper Corp.	5.250%	11/8/42	4,545	4,727
Southern Copper Corp.	5.875%	4/23/45	4,790	5,358
Teck Resources Ltd.	6.125%	10/1/35	1,975	2,103
Teck Resources Ltd.	6.000%	8/15/40	2,800	2,895
Teck Resources Ltd.	6.250%	7/15/41	3,120	3,331
Vale Canada Ltd.	7.200%	9/15/32	1,050	1,135
Vale Overseas Ltd.	8.250%	1/17/34	1,358	1,713
Vale Overseas Ltd.	6.875%	11/21/36	8,026	9,182
Vale Overseas Ltd.	6.875%	11/10/39	4,100	4,695
Vale SA	5.625%	9/11/42	1,185	1,178
Westlake Chemical Corp.	5.000%	8/15/46	2,228	2,166
Westlake Chemical Corp.	4.375%	11/15/47	1,610	1,422
Westrock MWV LLC	8.200%	1/15/30	590	785
Weyerhaeuser Co.	4.000%	11/15/29	1,500	1,542
Weyerhaeuser Co.	7.375%	3/15/32	3,955	5,180
Weyerhaeuser Co.	6.875%	12/15/33	550	679

Capital Goods (2.5%)
3M Co.	3.875%	6/15/44	520	534
3M Co.	3.125%	9/19/46	2,400	2,163
3M Co.	3.625%	10/15/47	2,250	2,216
3M Co.	4.000%	9/14/48	4,050	4,249
ABB Finance USA Inc.	4.375%	5/8/42	2,101	2,270
Boeing Co.	6.125%	2/15/33	1,740	2,210
Boeing Co.	6.625%	2/15/38	1,400	1,859
Boeing Co.	3.550%	3/1/38	1,050	1,011
Boeing Co.	3.500%	3/1/39	1,275	1,218
Boeing Co.	6.875%	3/15/39	1,613	2,212
Boeing Co.	5.875%	2/15/40	1,615	2,016
Boeing Co.	3.375%	6/15/46	1,320	1,206
Boeing Co.	3.650%	3/1/47	1,000	955
Boeing Co.	3.625%	3/1/48	1,150	1,093
Boeing Co.	3.850%	11/1/48	1,000	995
Boeing Co.	3.825%	3/1/59	1,000	965
Caterpillar Inc.	5.300%	9/15/35	1,600	1,905
Caterpillar Inc.	6.050%	8/15/36	3,040	3,858
Caterpillar Inc.	5.200%	5/27/41	2,362	2,780
Caterpillar Inc.	3.803%	8/15/42	4,983	5,060
Caterpillar Inc.	4.300%	5/15/44	550	591
Caterpillar Inc.	4.750%	5/15/64	1,750	1,945
Crane Co.	4.200%	3/15/48	1,150	1,087
Deere & Co.	5.375%	10/16/29	2,769	3,285
Deere & Co.	3.900%	6/9/42	3,656	3,814
Dover Corp.	5.375%	10/15/35	825	915
Dover Corp.	6.600%	3/15/38	575	726
Dover Corp.	5.375%	3/1/41	750	837
Eaton Corp.	4.000%	11/2/32	2,740	2,844
Eaton Corp.	4.150%	11/2/42	2,656	2,648
Eaton Corp.	3.915%	9/15/47	1,425	1,365
Fortive Corp.	4.300%	6/15/46	1,275	1,241
General Dynamics Corp.	3.600%	11/15/42	1,705	1,685
General Electric Co.	6.750%	3/15/32	8,202	9,472
General Electric Co.	6.150%	8/7/37	3,414	3,735
General Electric Co.	5.875%	1/14/38	8,613	9,209

General Electric Co.	6.875%	1/10/39	6,820	8,052
General Electric Co.	4.125%	10/9/42	6,881	5,961
General Electric Co.	4.500%	3/11/44	7,416	6,744
Harris Corp.	4.854%	4/27/35	1,300	1,375
Harris Corp.	6.150%	12/15/40	1,045	1,281
Harris Corp.	5.054%	4/27/45	1,595	1,766
Honeywell International Inc.	5.700%	3/15/36	1,500	1,854
Honeywell International Inc.	5.700%	3/15/37	2,025	2,523
Honeywell International Inc.	5.375%	3/1/41	1,720	2,103
Illinois Tool Works Inc.	4.875%	9/15/41	2,533	2,948
Illinois Tool Works Inc.	3.900%	9/1/42	3,613	3,764
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	2,120	2,540
Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	925	923
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	825	851
Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	850	872
Johnson Controls International plc	6.000%	1/15/36	1,125	1,292
Johnson Controls International plc	4.625%	7/2/44	2,100	2,043
Johnson Controls International plc	5.125%	9/14/45	2,799	2,926
Johnson Controls International plc	4.500%	2/15/47	1,675	1,606
Johnson Controls International plc	4.950%	7/2/64	1,597	1,471
Lafarge SA	7.125%	7/15/36	1,350	1,585
Lockheed Martin Corp.	3.600%	3/1/35	350	345
Lockheed Martin Corp.	4.500%	5/15/36	1,800	1,957
Lockheed Martin Corp.	6.150%	9/1/36	2,635	3,314
Lockheed Martin Corp.	5.720%	6/1/40	2,239	2,756
Lockheed Martin Corp.	4.070%	12/15/42	4,515	4,584
Lockheed Martin Corp.	3.800%	3/1/45	1,427	1,397
Lockheed Martin Corp.	4.700%	5/15/46	5,130	5,758
Lockheed Martin Corp.	4.090%	9/15/52	4,300	4,347
Martin Marietta Materials Inc.	4.250%	12/15/47	2,400	2,106
Masco Corp.	7.750%	8/1/29	443	529
Masco Corp.	6.500%	8/15/32	160	176
Masco Corp.	4.500%	5/15/47	925	840
Northrop Grumman Systems Corp.	5.050%	11/15/40	1,300	1,444
Northrop Grumman Systems Corp.	4.750%	6/1/43	2,182	2,360
Northrop Grumman Systems Corp.	3.850%	4/15/45	2,466	2,357
Northrop Grumman Systems Corp.	4.030%	10/15/47	6,200	6,128
Northrop Grumman Systems Corp.	7.750%	2/15/31	1,465	2,005
Owens Corning	7.000%	12/1/36	1,034	1,190
Owens Corning	4.300%	7/15/47	2,375	1,922
Owens Corning	4.400%	1/30/48	1,200	989
Parker-Hannifin Corp.	4.200%	11/21/34	1,550	1,626
Parker-Hannifin Corp.	6.250%	5/15/38	1,095	1,393
Parker-Hannifin Corp.	4.450%	11/21/44	1,830	1,944
Parker-Hannifin Corp.	4.100%	3/1/47	1,847	1,887
Precision Castparts Corp.	3.900%	1/15/43	1,580	1,602
Precision Castparts Corp.	4.375%	6/15/45	3,075	3,342
Raytheon Co.	4.875%	10/15/40	1,800	2,101
Raytheon Co.	4.700%	12/15/41	1,850	2,127
Republic Services Inc.	6.200%	3/1/40	1,110	1,406
Republic Services Inc.	5.700%	5/15/41	1,280	1,540
Rockwell Automation Inc.	4.200%	3/1/49	1,850	1,967
Rockwell Collins Inc.	4.800%	12/15/43	1,025	1,070
Rockwell Collins Inc.	4.350%	4/15/47	2,605	2,573
Snap-on Inc.	4.100%	3/1/48	1,320	1,380
Sonoco Products Co.	5.750%	11/1/40	1,950	2,183
Stanley Black & Decker Inc.	5.200%	9/1/40	1,300	1,475

Stanley Black & Decker Inc.	4.850%	11/15/48	1,750	1,958
United Technologies Corp.	7.500%	9/15/29	1,880	2,464
United Technologies Corp.	5.400%	5/1/35	1,925	2,162
United Technologies Corp.	6.050%	6/1/36	2,150	2,554
United Technologies Corp.	6.125%	7/15/38	2,425	2,947
United Technologies Corp.	4.450%	11/16/38	4,000	4,138
United Technologies Corp.	5.700%	4/15/40	4,460	5,210
United Technologies Corp.	4.500%	6/1/42	10,075	10,384
United Technologies Corp.	4.150%	5/15/45	2,199	2,137
United Technologies Corp.	3.750%	11/1/46	1,600	1,471
United Technologies Corp.	4.050%	5/4/47	1,625	1,567
United Technologies Corp.	4.625%	11/16/48	5,575	5,916
Valmont Industries Inc.	5.000%	10/1/44	1,475	1,392
Valmont Industries Inc.	5.250%	10/1/54	1,000	932
Vulcan Materials Co.	4.500%	6/15/47	3,760	3,373
Waste Management Inc.	3.900%	3/1/35	2,640	2,652
Waste Management Inc.	4.100%	3/1/45	1,195	1,228
WW Grainger Inc.	4.600%	6/15/45	3,600	3,795
WW Grainger Inc.	3.750%	5/15/46	1,375	1,282
WW Grainger Inc.	4.200%	5/15/47	1,220	1,224
Xylem Inc.	4.375%	11/1/46	1,600	1,635

Communication (7.3%)
Activision Blizzard Inc.	4.500%	6/15/47	1,615	1,515
America Movil SAB de CV	6.375%	3/1/35	3,385	4,221
America Movil SAB de CV	6.125%	11/15/37	1,375	1,664
America Movil SAB de CV	6.125%	3/30/40	5,850	7,303
America Movil SAB de CV	4.375%	7/16/42	4,225	4,397
AT&T Corp.	8.750%	11/15/31	1,842	2,462
AT&T Inc.	4.300%	2/15/30	10,551	10,686
AT&T Inc.	4.500%	5/15/35	8,349	8,180
AT&T Inc.	5.250%	3/1/37	10,000	10,500
AT&T Inc.	4.900%	8/15/37	6,000	6,065
AT&T Inc.	4.850%	3/1/39	3,000	3,019
AT&T Inc.	6.350%	3/15/40	2,610	3,034
AT&T Inc.	6.000%	8/15/40	4,800	5,405
AT&T Inc.	5.350%	9/1/40	8,006	8,404
AT&T Inc.	6.375%	3/1/41	4,000	4,698
AT&T Inc.	5.550%	8/15/41	5,048	5,391
AT&T Inc.	5.150%	3/15/42	3,975	4,067
AT&T Inc.	4.300%	12/15/42	6,701	6,176
AT&T Inc.	4.800%	6/15/44	6,250	6,107
AT&T Inc.	4.350%	6/15/45	7,417	6,839
AT&T Inc.	4.750%	5/15/46	11,911	11,679
AT&T Inc.	5.150%	11/15/46	7,905	8,129
AT&T Inc.	5.450%	3/1/47	7,545	8,077
AT&T Inc.	4.500%	3/9/48	13,317	12,518
AT&T Inc.	4.550%	3/9/49	9,679	9,136
AT&T Inc.	5.150%	2/15/50	6,925	7,087
AT&T Inc.	5.700%	3/1/57	3,295	3,578
AT&T Inc.	5.300%	8/15/58	2,175	2,226
Bell Canada Inc.	4.464%	4/1/48	3,000	3,091
British Telecommunications plc	9.625%	12/15/30	7,400	10,600
CBS Corp.	4.200%	6/1/29	2,000	2,017
CBS Corp.	7.875%	7/30/30	2,203	2,895
CBS Corp.	5.500%	5/15/33	1,523	1,647
CBS Corp.	5.900%	10/15/40	925	1,020

CBS Corp.	4.850%	7/1/42	1,486	1,455
CBS Corp.	4.900%	8/15/44	2,750	2,746
CBS Corp.	4.600%	1/15/45	1,300	1,241
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.384%	10/23/35	8,359	9,310
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	4/1/38	2,550	2,558
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	9,872	11,032
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	5/1/47	8,224	8,148
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.750%	4/1/48	8,700	9,066
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.834%	10/23/55	1,745	1,971
Comcast Corp.	4.250%	10/15/30	6,050	6,418
Comcast Corp.	4.250%	1/15/33	3,426	3,627
Comcast Corp.	7.050%	3/15/33	1,055	1,394
Comcast Corp.	4.200%	8/15/34	3,400	3,532
Comcast Corp.	5.650%	6/15/35	1,400	1,646
Comcast Corp.	4.400%	8/15/35	4,345	4,558
Comcast Corp.	6.500%	11/15/35	4,540	5,742
Comcast Corp.	3.200%	7/15/36	3,690	3,350
Comcast Corp.	6.450%	3/15/37	3,000	3,827
Comcast Corp.	6.950%	8/15/37	2,600	3,453
Comcast Corp.	3.900%	3/1/38	5,320	5,215
Comcast Corp.	6.400%	5/15/38	2,206	2,809
Comcast Corp.	4.600%	10/15/38	9,250	9,894
Comcast Corp.	6.400%	3/1/40	1,671	2,130
Comcast Corp.	4.650%	7/15/42	4,405	4,677
Comcast Corp.	4.500%	1/15/43	1,400	1,450
Comcast Corp.	4.750%	3/1/44	3,666	3,970
Comcast Corp.	4.600%	8/15/45	5,700	6,043
Comcast Corp.	3.400%	7/15/46	5,160	4,539
Comcast Corp.	4.000%	8/15/47	2,900	2,829
Comcast Corp.	3.969%	11/1/47	7,860	7,598
Comcast Corp.	4.700%	10/15/48	10,725	11,628
Comcast Corp.	3.999%	11/1/49	6,900	6,709
Comcast Corp.	4.049%	11/1/52	4,985	4,807
Comcast Corp.	4.950%	10/15/58	8,600	9,483
Crown Castle International Corp.	4.750%	5/15/47	1,125	1,111
Crown Castle International Corp.	5.200%	2/15/49	1,450	1,522
Deutsche Telekom International Finance BV	8.750%	6/15/30	12,700	17,446
Discovery Communications LLC	5.000%	9/20/37	5,000	4,842
Discovery Communications LLC	6.350%	6/1/40	3,002	3,283
Discovery Communications LLC	4.950%	5/15/42	1,720	1,606
Discovery Communications LLC	4.875%	4/1/43	2,897	2,705
Discovery Communications LLC	5.200%	9/20/47	3,950	3,830
3 Fox Corp.	5.476%	1/25/39	4,200	4,628
3 Fox Corp.	5.576%	1/25/49	5,200	5,876
Grupo Televisa SAB	8.500%	3/11/32	1,085	1,414
Grupo Televisa SAB	6.625%	1/15/40	1,478	1,723
Grupo Televisa SAB	5.000%	5/13/45	3,235	3,169
Grupo Televisa SAB	6.125%	1/31/46	3,200	3,635
Interpublic Group of Cos. Inc.	5.400%	10/1/48	2,420	2,449
Koninklijke KPN NV	8.375%	10/1/30	3,000	3,801
Moody's Corp.	5.250%	7/15/44	1,800	2,034

NBCUniversal Media LLC	6.400%	4/30/40	1,970	2,524
NBCUniversal Media LLC	5.950%	4/1/41	3,557	4,369
NBCUniversal Media LLC	4.450%	1/15/43	3,352	3,462
New Cingular Wireless Services Inc.	8.750%	3/1/31	925	1,231
Orange SA	9.000%	3/1/31	8,474	12,224
Orange SA	5.375%	1/13/42	3,075	3,508
Orange SA	5.500%	2/6/44	1,941	2,226
Rogers Communications Inc.	7.500%	8/15/38	1,250	1,706
Rogers Communications Inc.	4.500%	3/15/43	2,575	2,699
Rogers Communications Inc.	5.450%	10/1/43	900	1,033
Rogers Communications Inc.	5.000%	3/15/44	3,599	3,994
Rogers Communications Inc.	4.300%	2/15/48	1,500	1,535
S&P Global Inc.	6.550%	11/15/37	1,275	1,683
S&P Global Inc.	4.500%	5/15/48	1,675	1,818
Telefonica Emisiones SAU	5.520%	3/1/49	4,525	4,732
Telefonica Emisiones SAU	7.045%	6/20/36	5,700	6,944
Telefonica Emisiones SAU	4.665%	3/6/38	3,100	2,959
Telefonica Emisiones SAU	5.213%	3/8/47	6,672	6,714
Telefonica Emisiones SAU	4.895%	3/6/48	4,890	4,747
Telefonica Europe BV	8.250%	9/15/30	3,917	5,162
TELUS Corp.	4.600%	11/16/48	1,775	1,863
Thomson Reuters Corp.	5.500%	8/15/35	1,790	1,899
Thomson Reuters Corp.	5.850%	4/15/40	1,240	1,385
Thomson Reuters Corp.	5.650%	11/23/43	1,675	1,826
Time Warner Cable LLC	6.550%	5/1/37	4,400	4,850
Time Warner Cable LLC	7.300%	7/1/38	4,128	4,782
Time Warner Cable LLC	6.750%	6/15/39	4,994	5,497
Time Warner Cable LLC	5.875%	11/15/40	4,013	4,168
Time Warner Cable LLC	5.500%	9/1/41	4,543	4,492
Time Warner Cable LLC	4.500%	9/15/42	5,279	4,633
Time Warner Entertainment Co. LP	8.375%	7/15/33	3,246	4,198
3 Verizon Communications Inc.	4.016%	12/3/29	14,800	15,234
Verizon Communications Inc.	4.500%	8/10/33	10,625	11,187
Verizon Communications Inc.	4.400%	11/1/34	9,000	9,370
Verizon Communications Inc.	4.272%	1/15/36	10,000	10,122
Verizon Communications Inc.	5.250%	3/16/37	11,000	12,402
Verizon Communications Inc.	4.812%	3/15/39	6,000	6,451
Verizon Communications Inc.	4.750%	11/1/41	4,110	4,327
Verizon Communications Inc.	3.850%	11/1/42	4,040	3,818
Verizon Communications Inc.	6.550%	9/15/43	1,000	1,293
Verizon Communications Inc.	4.125%	8/15/46	5,168	5,007
Verizon Communications Inc.	4.862%	8/21/46	14,000	14,954
Verizon Communications Inc.	5.500%	3/16/47	4,919	5,723
Verizon Communications Inc.	4.522%	9/15/48	15,000	15,427
Verizon Communications Inc.	5.012%	4/15/49	12,870	14,040
Verizon Communications Inc.	5.012%	8/21/54	15,343	16,442
Verizon Communications Inc.	4.672%	3/15/55	13,100	13,405
Viacom Inc.	6.875%	4/30/36	4,335	5,037
Viacom Inc.	4.375%	3/15/43	6,062	5,458
Viacom Inc.	5.850%	9/1/43	2,840	3,095
Vodafone Group plc	7.875%	2/15/30	2,575	3,282
Vodafone Group plc	6.250%	11/30/32	1,850	2,126
Vodafone Group plc	6.150%	2/27/37	5,880	6,511
Vodafone Group plc	5.000%	5/30/38	3,330	3,302
Vodafone Group plc	4.375%	2/19/43	4,675	4,198
Vodafone Group plc	5.250%	5/30/48	8,500	8,512
2 Vodafone Group plc	7.000%	4/4/79	4,400	4,477

Walt Disney Co.	7.000%	3/1/32	2,040	2,829
3 Walt Disney Co.	6.550%	3/15/33	1,225	1,625
3 Walt Disney Co.	6.200%	12/15/34	3,690	4,835
3 Walt Disney Co.	6.400%	12/15/35	5,230	6,934
3 Walt Disney Co.	8.150%	10/17/36	1,075	1,670
3 Walt Disney Co.	6.150%	3/1/37	3,373	4,375
3 Walt Disney Co.	6.650%	11/15/37	4,062	5,588
3 Walt Disney Co.	6.900%	8/15/39	3,278	4,618
3 Walt Disney Co.	6.150%	2/15/41	2,409	3,214
Walt Disney Co.	4.375%	8/16/41	1,275	1,385
Walt Disney Co.	4.125%	12/1/41	1,805	1,906
Walt Disney Co.	3.700%	12/1/42	5,327	5,313
3 Walt Disney Co.	5.400%	10/1/43	3,535	4,395
3 Walt Disney Co.	4.750%	9/15/44	4,265	4,896
3 Walt Disney Co.	7.750%	12/1/45	1,995	3,262
Walt Disney Co.	3.000%	7/30/46	1,015	891
Warner Media LLC	7.625%	4/15/31	3,000	3,922
Warner Media LLC	5.375%	10/15/41	2,300	2,442
Warner Media LLC	4.900%	6/15/42	5,840	5,848
Warner Media LLC	5.350%	12/15/43	1,820	1,918
Warner Media LLC	4.650%	6/1/44	6,400	6,152
WPP Finance 2010	5.125%	9/7/42	1,000	925
WPP Finance 2010	5.625%	11/15/43	1,640	1,615

Consumer Cyclical (2.9%)
Alibaba Group Holding Ltd.	4.500%	11/28/34	2,300	2,411
Alibaba Group Holding Ltd.	4.000%	12/6/37	2,800	2,721
Alibaba Group Holding Ltd.	4.200%	12/6/47	5,175	5,149
Alibaba Group Holding Ltd.	4.400%	12/6/57	4,000	3,985
Amazon.com Inc.	4.800%	12/5/34	4,400	5,116
Amazon.com Inc.	3.875%	8/22/37	9,615	10,002
Amazon.com Inc.	4.950%	12/5/44	5,450	6,505
Amazon.com Inc.	4.050%	8/22/47	8,975	9,483
Amazon.com Inc.	4.250%	8/22/57	7,550	8,158
Aptiv plc	4.400%	10/1/46	275	251
Aptiv plc	5.400%	3/15/49	1,100	1,136
BorgWarner Inc.	4.375%	3/15/45	1,700	1,564
Cummins Inc.	7.125%	3/1/28	450	571
Cummins Inc.	4.875%	10/1/43	1,575	1,794
Daimler Finance North America LLC	8.500%	1/18/31	4,188	5,955
Darden Restaurants Inc.	4.550%	2/15/48	1,000	960
eBay Inc.	4.000%	7/15/42	2,545	2,160
Ford Holdings LLC	9.300%	3/1/30	1,030	1,222
Ford Motor Co.	6.375%	2/1/29	1,181	1,205
Ford Motor Co.	7.450%	7/16/31	4,387	4,681
Ford Motor Co.	4.750%	1/15/43	4,555	3,596
Ford Motor Co.	7.400%	11/1/46	1,075	1,110
Ford Motor Co.	5.291%	12/8/46	4,376	3,666
General Motors Co.	5.000%	4/1/35	2,405	2,183
General Motors Co.	6.600%	4/1/36	3,126	3,268
General Motors Co.	5.150%	4/1/38	2,128	1,947
General Motors Co.	6.250%	10/2/43	6,031	5,986
General Motors Co.	5.200%	4/1/45	4,400	3,910
General Motors Co.	6.750%	4/1/46	2,566	2,667
General Motors Co.	5.400%	4/1/48	1,625	1,490
General Motors Co.	5.950%	4/1/49	3,500	3,378
Harley-Davidson Inc.	4.625%	7/28/45	1,005	925

Home Depot Inc.	5.875%	12/16/36	8,350	10,490
Home Depot Inc.	5.400%	9/15/40	2,150	2,591
Home Depot Inc.	5.950%	4/1/41	2,938	3,754
Home Depot Inc.	4.200%	4/1/43	3,730	3,902
Home Depot Inc.	4.875%	2/15/44	3,708	4,258
Home Depot Inc.	4.400%	3/15/45	3,542	3,800
Home Depot Inc.	4.250%	4/1/46	4,788	5,080
Home Depot Inc.	3.900%	6/15/47	3,103	3,118
Home Depot Inc.	4.500%	12/6/48	4,575	5,068
Home Depot Inc.	3.500%	9/15/56	2,368	2,181
Kohl's Corp.	5.550%	7/17/45	1,450	1,390
Lowe's Cos. Inc.	4.650%	4/15/42	4,038	4,090
Lowe's Cos. Inc.	4.250%	9/15/44	927	885
Lowe's Cos. Inc.	4.375%	9/15/45	3,186	3,101
Lowe's Cos. Inc.	3.700%	4/15/46	2,604	2,306
Lowe's Cos. Inc.	4.050%	5/3/47	5,019	4,722
Macy's Retail Holdings Inc.	4.500%	12/15/34	941	805
Mastercard Inc.	3.800%	11/21/46	2,075	2,145
Mastercard Inc.	3.950%	2/26/48	1,800	1,908
McDonald's Corp.	4.700%	12/9/35	2,669	2,858
McDonald's Corp.	6.300%	10/15/37	1,982	2,444
McDonald's Corp.	6.300%	3/1/38	2,521	3,117
McDonald's Corp.	5.700%	2/1/39	1,600	1,850
McDonald's Corp.	3.700%	2/15/42	2,025	1,860
McDonald's Corp.	3.625%	5/1/43	1,650	1,486
McDonald's Corp.	4.600%	5/26/45	2,290	2,368
McDonald's Corp.	4.875%	12/9/45	5,231	5,645
McDonald's Corp.	4.450%	3/1/47	3,415	3,504
McDonald's Corp.	4.450%	9/1/48	2,900	2,982
NIKE Inc.	3.625%	5/1/43	1,825	1,786
NIKE Inc.	3.875%	11/1/45	3,316	3,380
NIKE Inc.	3.375%	11/1/46	1,600	1,497
Nordstrom Inc.	5.000%	1/15/44	3,299	2,970
QVC Inc.	5.450%	8/15/34	1,100	1,068
Starbucks Corp.	4.300%	6/15/45	1,075	1,062
Starbucks Corp.	3.750%	12/1/47	1,630	1,471
Starbucks Corp.	4.500%	11/15/48	3,200	3,263
Target Corp.	3.375%	4/15/29	3,325	3,365
Target Corp.	6.350%	11/1/32	1,364	1,762
Target Corp.	6.500%	10/15/37	1,162	1,542
Target Corp.	7.000%	1/15/38	2,194	3,050
Target Corp.	4.000%	7/1/42	4,398	4,429
Target Corp.	3.625%	4/15/46	3,350	3,180
Target Corp.	3.900%	11/15/47	2,775	2,733
VF Corp.	6.450%	11/1/37	1,140	1,465
Visa Inc.	4.150%	12/14/35	5,263	5,687
Visa Inc.	4.300%	12/14/45	11,151	12,244
Visa Inc.	3.650%	9/15/47	2,588	2,579
Walgreen Co.	4.400%	9/15/42	1,639	1,489
Walgreens Boots Alliance Inc.	4.500%	11/18/34	1,550	1,523
Walgreens Boots Alliance Inc.	4.800%	11/18/44	4,875	4,640
Walgreens Boots Alliance Inc.	4.650%	6/1/46	1,265	1,192
Walmart Inc.	7.550%	2/15/30	2,549	3,534
Walmart Inc.	5.250%	9/1/35	6,781	8,149
Walmart Inc.	6.200%	4/15/38	5,202	6,959
Walmart Inc.	3.950%	6/28/38	5,025	5,268
Walmart Inc.	5.625%	4/1/40	2,593	3,269

Walmart Inc.	4.875%	7/8/40	1,440	1,662
Walmart Inc.	5.000%	10/25/40	2,015	2,372
Walmart Inc.	5.625%	4/15/41	3,135	3,983
Walmart Inc.	4.000%	4/11/43	1,676	1,737
Walmart Inc.	4.300%	4/22/44	1,669	1,812
Walmart Inc.	3.625%	12/15/47	3,280	3,254
Walmart Inc.	4.050%	6/29/48	9,675	10,259
Western Union Co.	6.200%	11/17/36	1,675	1,756

Consumer Noncyclical (9.2%)
Abbott Laboratories	4.750%	11/30/36	5,930	6,675
Abbott Laboratories	6.150%	11/30/37	1,828	2,283
Abbott Laboratories	6.000%	4/1/39	1,745	2,178
Abbott Laboratories	5.300%	5/27/40	568	660
Abbott Laboratories	4.750%	4/15/43	2,150	2,374
Abbott Laboratories	4.900%	11/30/46	11,374	13,097
AbbVie Inc.	4.500%	5/14/35	7,545	7,367
AbbVie Inc.	4.300%	5/14/36	3,356	3,188
AbbVie Inc.	4.400%	11/6/42	9,523	8,761
AbbVie Inc.	4.700%	5/14/45	8,915	8,578
AbbVie Inc.	4.450%	5/14/46	6,675	6,161
AbbVie Inc.	4.875%	11/14/48	5,950	5,835
Advocate Health & Hospitals Corp.	4.272%	8/15/48	1,450	1,552
Ahold Finance USA LLC	6.875%	5/1/29	1,575	1,897
AHS Hospital Corp.	5.024%	7/1/45	1,450	1,685
Allergan Finance LLC	4.625%	10/1/42	1,750	1,658
Allergan Funding SCS	4.550%	3/15/35	5,737	5,594
Allergan Funding SCS	4.850%	6/15/44	6,350	6,332
Altria Group Inc.	5.800%	2/14/39	7,350	7,782
Altria Group Inc.	4.250%	8/9/42	1,626	1,409
Altria Group Inc.	4.500%	5/2/43	3,172	2,853
Altria Group Inc.	5.375%	1/31/44	4,640	4,655
Altria Group Inc.	3.875%	9/16/46	5,355	4,385
Altria Group Inc.	5.950%	2/14/49	8,100	8,665
Altria Group Inc.	6.200%	2/14/59	1,625	1,749
AmerisourceBergen Corp.	4.250%	3/1/45	700	636
AmerisourceBergen Corp.	4.300%	12/15/47	3,420	3,120
Amgen Inc.	6.400%	2/1/39	1,650	2,000
Amgen Inc.	4.950%	10/1/41	2,960	3,124
Amgen Inc.	5.150%	11/15/41	5,225	5,593
Amgen Inc.	4.400%	5/1/45	8,261	8,070
Amgen Inc.	4.563%	6/15/48	4,576	4,586
Amgen Inc.	4.663%	6/15/51	11,488	11,494
3 Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc.	4.700%	2/1/36	24,189	24,216
3 Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc.	4.900%	2/1/46	41,919	42,043
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	2,696	2,388
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	3,500	3,367
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	3,300	3,573
Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	750	836
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	3,825	3,670
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	4,530	6,252
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	3,500	3,798
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	2,409	3,271
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	5,656	5,710
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	3,370	2,924

Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	8,525	8,182
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,691	4,418
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	14,500	15,944
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	525	497
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	1,000	1,113
Archer-Daniels-Midland Co.	5.935%	10/1/32	1,265	1,552
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,640	1,936
Archer-Daniels-Midland Co.	4.535%	3/26/42	1,965	2,128
Archer-Daniels-Midland Co.	4.016%	4/16/43	2,110	2,138
Archer-Daniels-Midland Co.	3.750%	9/15/47	2,200	2,151
Archer-Daniels-Midland Co.	4.500%	3/15/49	1,975	2,169
Ascension Health	3.945%	11/15/46	3,925	4,029
2 Ascension Health	4.847%	11/15/53	1,379	1,615
AstraZeneca plc	6.450%	9/15/37	8,062	10,219
AstraZeneca plc	4.000%	9/18/42	3,750	3,590
AstraZeneca plc	4.375%	11/16/45	2,652	2,743
AstraZeneca plc	4.375%	8/17/48	3,425	3,559
BAT Capital Corp.	4.390%	8/15/37	8,050	7,268
BAT Capital Corp.	4.540%	8/15/47	6,785	5,950
Baxalta Inc.	5.250%	6/23/45	1,100	1,210
Baxter International Inc.	3.500%	8/15/46	2,000	1,729
Baylor Scott & White Holdings	4.185%	11/15/45	1,545	1,607
Baylor Scott & White Holdings	3.967%	11/15/46	1,285	1,286
Becton Dickinson & Co.	5.000%	11/12/40	1,355	1,373
Becton Dickinson & Co.	4.685%	12/15/44	6,163	6,336
Becton Dickinson & Co.	4.669%	6/6/47	3,875	4,030
Biogen Inc.	5.200%	9/15/45	5,886	6,208
Boston Children's Hospital Corp.	4.115%	1/1/47	1,000	1,038
Boston Scientific Corp.	7.000%	11/15/35	1,680	2,129
Boston Scientific Corp.	4.550%	3/1/39	2,400	2,507
Boston Scientific Corp.	7.375%	1/15/40	605	822
Boston Scientific Corp.	4.700%	3/1/49	3,250	3,455
Bristol-Myers Squibb Co.	3.250%	8/1/42	1,590	1,349
Bristol-Myers Squibb Co.	4.500%	3/1/44	1,664	1,750
Brown-Forman Corp.	4.500%	7/15/45	1,650	1,816
Campbell Soup Co.	3.800%	8/2/42	1,250	1,001
Campbell Soup Co.	4.800%	3/15/48	2,875	2,682
Cardinal Health Inc.	4.600%	3/15/43	1,135	1,039
Cardinal Health Inc.	4.500%	11/15/44	1,475	1,314
Cardinal Health Inc.	4.900%	9/15/45	1,066	1,010
Cardinal Health Inc.	4.368%	6/15/47	2,000	1,752
2 Catholic Health Initiatives Colorado	4.350%	11/1/42	2,525	2,400
Celgene Corp.	5.250%	8/15/43	3,875	4,159
Celgene Corp.	4.625%	5/15/44	3,256	3,278
Celgene Corp.	5.000%	8/15/45	3,487	3,682
Celgene Corp.	4.350%	11/15/47	5,259	5,141
Celgene Corp.	4.550%	2/20/48	3,998	4,050
Children's Hospital Medical Center	4.268%	5/15/44	1,050	1,106
Church & Dwight Co. Inc.	3.950%	8/1/47	1,325	1,268
3 Cigna Corp.	4.800%	8/15/38	8,300	8,530
3 Cigna Corp.	4.900%	12/15/48	6,985	7,227
City of Hope	5.623%	11/15/43	1,125	1,395
City of Hope	4.378%	8/15/48	1,000	1,051
Cleveland Clinic Foundation	4.858%	1/1/14	1,315	1,469
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	2,075	2,375
Colgate-Palmolive Co.	4.000%	8/15/45	1,845	1,973
Colgate-Palmolive Co.	3.700%	8/1/47	1,750	1,787

Conagra Brands Inc.	8.250%	9/15/30	1,200	1,529
Conagra Brands Inc.	5.300%	11/1/38	3,200	3,234
Conagra Brands Inc.	5.400%	11/1/48	3,250	3,269
Constellation Brands Inc.	4.500%	5/9/47	1,775	1,701
Constellation Brands Inc.	4.100%	2/15/48	2,775	2,517
Constellation Brands Inc.	5.250%	11/15/48	1,825	1,929
CVS Health Corp.	4.875%	7/20/35	2,550	2,568
CVS Health Corp.	4.780%	3/25/38	13,550	13,367
CVS Health Corp.	6.125%	9/15/39	3,000	3,371
CVS Health Corp.	5.300%	12/5/43	2,680	2,792
CVS Health Corp.	5.125%	7/20/45	11,975	12,173
CVS Health Corp.	5.050%	3/25/48	25,875	26,113
Danaher Corp.	4.375%	9/15/45	1,625	1,668
Dartmouth-Hitchcock Health	4.178%	8/1/48	1,025	1,042
Diageo Capital plc	5.875%	9/30/36	1,925	2,404
Diageo Capital plc	3.875%	4/29/43	1,000	1,015
Diageo Investment Corp.	7.450%	4/15/35	1,350	1,886
Diageo Investment Corp.	4.250%	5/11/42	1,902	2,024
Dignity Health	4.500%	11/1/42	1,050	1,041
Dignity Health	5.267%	11/1/64	1,100	1,160
Duke University Health System Inc.	3.920%	6/1/47	1,995	2,059
Eli Lilly & Co.	5.550%	3/15/37	1,442	1,750
Eli Lilly & Co.	3.875%	3/15/39	2,750	2,816
Eli Lilly & Co.	3.700%	3/1/45	3,038	2,995
Eli Lilly & Co.	3.950%	5/15/47	1,800	1,865
Eli Lilly & Co.	3.950%	3/15/49	4,850	4,971
Eli Lilly & Co.	4.150%	3/15/59	3,200	3,288
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,100	1,384
Estee Lauder Cos. Inc.	4.375%	6/15/45	1,700	1,853
Estee Lauder Cos. Inc.	4.150%	3/15/47	1,600	1,706
Express Scripts Holding Co.	6.125%	11/15/41	1,220	1,424
Express Scripts Holding Co.	4.800%	7/15/46	7,590	7,732
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	2,025	2,052
Genentech Inc.	5.250%	7/15/35	300	353
General Mills Inc.	4.550%	4/17/38	1,625	1,611
General Mills Inc.	5.400%	6/15/40	2,075	2,266
General Mills Inc.	4.150%	2/15/43	1,025	934
General Mills Inc.	4.700%	4/17/48	2,325	2,307
Gilead Sciences Inc.	4.600%	9/1/35	2,964	3,111
Gilead Sciences Inc.	4.000%	9/1/36	2,508	2,455
Gilead Sciences Inc.	5.650%	12/1/41	4,360	5,034
Gilead Sciences Inc.	4.800%	4/1/44	6,184	6,476
Gilead Sciences Inc.	4.500%	2/1/45	6,030	6,056
Gilead Sciences Inc.	4.750%	3/1/46	6,922	7,234
Gilead Sciences Inc.	4.150%	3/1/47	5,021	4,821
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,375	1,647
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	8,484	11,240
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,650	1,725
GlaxoSmithKline Capital plc	3.375%	6/1/29	3,000	3,031
Hackensack Meridian Health Inc.	4.211%	7/1/48	1,000	1,063
Hackensack Meridian Health Inc.	4.500%	7/1/57	1,000	1,079
Hasbro Inc.	6.350%	3/15/40	1,729	1,899
Hasbro Inc.	5.100%	5/15/44	1,025	991
HCA Inc.	5.500%	6/15/47	4,850	5,165
Indiana University Health Inc. Obligated
Group	3.970%	11/1/48	1,150	1,197
JM Smucker Co.	4.250%	3/15/35	1,475	1,411

JM Smucker Co.	4.375%	3/15/45	2,525	2,367
Johns Hopkins Health System Corp.	3.837%	5/15/46	1,725	1,745
Johnson & Johnson	6.950%	9/1/29	2,900	3,872
Johnson & Johnson	4.950%	5/15/33	1,750	2,067
Johnson & Johnson	4.375%	12/5/33	2,827	3,179
Johnson & Johnson	3.550%	3/1/36	2,349	2,363
Johnson & Johnson	3.625%	3/3/37	5,834	5,922
Johnson & Johnson	5.950%	8/15/37	3,129	4,081
Johnson & Johnson	3.400%	1/15/38	2,483	2,446
Johnson & Johnson	5.850%	7/15/38	2,215	2,839
Johnson & Johnson	4.500%	9/1/40	854	962
Johnson & Johnson	4.850%	5/15/41	1,250	1,481
Johnson & Johnson	4.500%	12/5/43	1,054	1,201
Johnson & Johnson	3.700%	3/1/46	4,719	4,785
Johnson & Johnson	3.750%	3/3/47	3,665	3,741
Johnson & Johnson	3.500%	1/15/48	3,291	3,209
Kaiser Foundation Hospitals	4.875%	4/1/42	2,141	2,474
Kaiser Foundation Hospitals	4.150%	5/1/47	3,762	3,968
Kellogg Co.	4.500%	4/1/46	2,784	2,626
3 Keurig Dr Pepper Inc.	4.985%	5/25/38	1,850	1,885
Keurig Dr Pepper Inc.	4.500%	11/15/45	1,695	1,550
Keurig Dr Pepper Inc.	4.420%	12/15/46	1,575	1,432
3 Keurig Dr Pepper Inc.	5.085%	5/25/48	2,025	2,082
Kimberly-Clark Corp.	6.625%	8/1/37	1,425	1,921
Kimberly-Clark Corp.	5.300%	3/1/41	1,420	1,720
Kimberly-Clark Corp.	3.700%	6/1/43	980	957
Kimberly-Clark Corp.	3.200%	7/30/46	3,525	3,218
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	824	915
Koninklijke Philips NV	6.875%	3/11/38	2,325	3,103
Koninklijke Philips NV	5.000%	3/15/42	1,785	1,994
Kraft Foods Group Inc.	6.875%	1/26/39	4,336	4,914
Kraft Foods Group Inc.	6.500%	2/9/40	4,198	4,572
Kraft Foods Group Inc.	5.000%	6/4/42	3,815	3,610
Kraft Heinz Foods Co.	5.000%	7/15/35	4,795	4,711
Kraft Heinz Foods Co.	5.200%	7/15/45	6,750	6,511
Kraft Heinz Foods Co.	4.375%	6/1/46	5,770	5,006
Kroger Co.	7.700%	6/1/29	725	892
Kroger Co.	8.000%	9/15/29	775	965
Kroger Co.	7.500%	4/1/31	1,520	1,911
Kroger Co.	6.900%	4/15/38	550	662
Kroger Co.	5.400%	7/15/40	995	1,014
Kroger Co.	5.000%	4/15/42	1,650	1,590
Kroger Co.	5.150%	8/1/43	1,300	1,279
Kroger Co.	3.875%	10/15/46	1,625	1,349
Kroger Co.	4.450%	2/1/47	3,400	3,085
Kroger Co.	4.650%	1/15/48	2,100	1,959
Laboratory Corp. of America Holdings	4.700%	2/1/45	2,974	2,904
2 Mayo Clinic	3.774%	11/15/43	900	901
2 Mayo Clinic	4.000%	11/15/47	1,200	1,227
2 Mayo Clinic	4.128%	11/15/52	1,050	1,100
McCormick & Co. Inc.	4.200%	8/15/47	1,200	1,135
McKesson Corp.	4.750%	5/30/29	3,100	3,239
Mead Johnson Nutrition Co.	5.900%	11/1/39	1,335	1,652
Mead Johnson Nutrition Co.	4.600%	6/1/44	1,500	1,650
Medtronic Inc.	4.375%	3/15/35	9,481	10,327
Medtronic Inc.	4.625%	3/15/45	7,198	8,235
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	850	1,008

Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,555	1,615
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	2,325	2,464
Merck & Co. Inc.	6.500%	12/1/33	4,000	5,386
Merck & Co. Inc.	6.550%	9/15/37	1,100	1,489
Merck & Co. Inc.	3.900%	3/7/39	3,200	3,302
Merck & Co. Inc.	3.600%	9/15/42	1,754	1,712
Merck & Co. Inc.	4.150%	5/18/43	4,134	4,388
Merck & Co. Inc.	3.700%	2/10/45	4,585	4,563
Merck & Co. Inc.	4.000%	3/7/49	4,775	4,963
Molson Coors Brewing Co.	5.000%	5/1/42	3,718	3,643
Molson Coors Brewing Co.	4.200%	7/15/46	6,375	5,655
Mondelez International Inc.	4.625%	5/7/48	1,000	1,006
2 Montefiore Obligated Group	5.246%	11/1/48	1,800	1,878
2 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	1,050	1,024
Mylan Inc.	5.400%	11/29/43	1,715	1,606
Mylan Inc.	5.200%	4/15/48	2,350	2,138
Mylan NV	5.250%	6/15/46	3,010	2,720
New York & Presbyterian Hospital	4.024%	8/1/45	2,480	2,593
New York & Presbyterian Hospital	4.063%	8/1/56	1,325	1,362
Newell Brands Inc.	5.375%	4/1/36	1,911	1,734
Newell Brands Inc.	5.500%	4/1/46	1,680	1,501
Northwell Healthcare Inc.	3.979%	11/1/46	1,750	1,696
Northwell Healthcare Inc.	4.260%	11/1/47	2,875	2,899
Novartis Capital Corp.	3.700%	9/21/42	1,700	1,679
Novartis Capital Corp.	4.400%	5/6/44	5,928	6,554
Novartis Capital Corp.	4.000%	11/20/45	3,811	3,962
NYU Hospitals Center	4.784%	7/1/44	1,150	1,283
2 NYU Hospitals Center	4.368%	7/1/47	1,925	2,040
Orlando Health Obligated Group	4.089%	10/1/48	1,050	1,052
Partners Healthcare System Inc.	4.117%	7/1/55	1,000	1,009
PeaceHealth Obligated Group	4.787%	11/15/48	1,150	1,302
PepsiCo Inc.	4.000%	3/5/42	3,078	3,201
PepsiCo Inc.	3.600%	8/13/42	1,625	1,595
PepsiCo Inc.	4.250%	10/22/44	3,333	3,600
PepsiCo Inc.	4.600%	7/17/45	2,049	2,327
PepsiCo Inc.	4.450%	4/14/46	2,605	2,904
PepsiCo Inc.	3.450%	10/6/46	6,050	5,841
PepsiCo Inc.	4.000%	5/2/47	3,380	3,526
Perrigo Finance Unlimited Co.	4.900%	12/15/44	1,036	868
Pfizer Inc.	4.000%	12/15/36	5,107	5,278
Pfizer Inc.	4.100%	9/15/38	2,350	2,466
Pfizer Inc.	3.900%	3/15/39	3,900	4,008
Pfizer Inc.	7.200%	3/15/39	7,983	11,514
Pfizer Inc.	4.300%	6/15/43	2,507	2,663
Pfizer Inc.	4.400%	5/15/44	3,350	3,634
Pfizer Inc.	4.125%	12/15/46	3,350	3,518
Pfizer Inc.	4.200%	9/15/48	3,450	3,662
Pfizer Inc.	4.000%	3/15/49	4,000	4,134
Philip Morris International Inc.	6.375%	5/16/38	2,976	3,671
Philip Morris International Inc.	4.375%	11/15/41	2,918	2,838
Philip Morris International Inc.	4.500%	3/20/42	3,678	3,633
Philip Morris International Inc.	3.875%	8/21/42	3,090	2,824
Philip Morris International Inc.	4.125%	3/4/43	4,075	3,823
Philip Morris International Inc.	4.875%	11/15/43	2,298	2,396
Philip Morris International Inc.	4.250%	11/10/44	1,855	1,800
Procter & Gamble Co.	3.500%	10/25/47	3,400	3,400

2 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	1,350	1,293
2 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	1,200	1,206
Quest Diagnostics Inc.	4.200%	6/30/29	1,000	1,024
Quest Diagnostics Inc.	4.700%	3/30/45	1,100	1,094
Reynolds American Inc.	5.700%	8/15/35	2,777	2,861
Reynolds American Inc.	7.250%	6/15/37	1,550	1,793
Reynolds American Inc.	6.150%	9/15/43	1,525	1,613
Reynolds American Inc.	5.850%	8/15/45	8,290	8,504
RWJ Barnabas Health Inc.	3.949%	7/1/46	1,350	1,321
Stanford Health Care	3.795%	11/15/48	1,800	1,811
Stryker Corp.	4.100%	4/1/43	1,920	1,884
Stryker Corp.	4.625%	3/15/46	3,825	4,064
Sutter Health	4.091%	8/15/48	1,125	1,160
Sysco Corp.	4.850%	10/1/45	1,865	1,997
Sysco Corp.	4.500%	4/1/46	2,635	2,668
Sysco Corp.	4.450%	3/15/48	1,700	1,722
2 Texas Health Resources	4.330%	11/15/55	1,000	1,072
Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,475	1,686
Thermo Fisher Scientific Inc.	4.100%	8/15/47	2,325	2,310
Toledo Hospital	5.750%	11/15/38	1,500	1,651
Trinity Health Corp.	4.125%	12/1/45	1,175	1,192
Tyson Foods Inc.	4.875%	8/15/34	2,200	2,288
Tyson Foods Inc.	5.150%	8/15/44	2,273	2,295
Tyson Foods Inc.	4.550%	6/2/47	2,483	2,344
Tyson Foods Inc.	5.100%	9/28/48	3,675	3,749
Unilever Capital Corp.	5.900%	11/15/32	3,133	3,954
Whirlpool Corp.	4.500%	6/1/46	1,625	1,440
Wyeth LLC	6.500%	2/1/34	3,416	4,586
Wyeth LLC	6.000%	2/15/36	790	997
Wyeth LLC	5.950%	4/1/37	5,480	6,973
Zimmer Biomet Holdings Inc.	4.250%	8/15/35	413	387
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	870	942
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	1,275	1,205
Zoetis Inc.	4.700%	2/1/43	3,766	4,001
Zoetis Inc.	3.950%	9/12/47	1,721	1,647
Zoetis Inc.	4.450%	8/20/48	1,375	1,414

Energy (5.6%)
Anadarko Finance Co.	7.500%	5/1/31	2,281	2,805
Anadarko Petroleum Corp.	6.450%	9/15/36	5,000	5,761
Anadarko Petroleum Corp.	7.950%	6/15/39	1,050	1,337
Anadarko Petroleum Corp.	6.200%	3/15/40	2,400	2,704
Anadarko Petroleum Corp.	4.500%	7/15/44	2,000	1,882
Anadarko Petroleum Corp.	6.600%	3/15/46	3,542	4,291
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	5.200%	12/1/47	1,925	1,923
Apache Corp.	7.750%	12/15/29	1,350	1,663
Apache Corp.	6.000%	1/15/37	4,016	4,386
Apache Corp.	5.100%	9/1/40	5,650	5,593
Apache Corp.	5.250%	2/1/42	1,640	1,655
Apache Corp.	4.750%	4/15/43	2,640	2,490
Apache Corp.	4.250%	1/15/44	1,860	1,651
Baker Hughes a GE Co. LLC	5.125%	9/15/40	2,371	2,490
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	4.080%	12/15/47	6,115	5,588

Buckeye Partners LP	5.850%	11/15/43	1,350	1,345
Buckeye Partners LP	5.600%	10/15/44	1,000	962
Burlington Resources Finance Co.	7.200%	8/15/31	1,975	2,646
Burlington Resources Finance Co.	7.400%	12/1/31	2,775	3,815
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,250	1,561
Canadian Natural Resources Ltd.	6.450%	6/30/33	1,130	1,361
Canadian Natural Resources Ltd.	5.850%	2/1/35	700	787
Canadian Natural Resources Ltd.	6.500%	2/15/37	1,500	1,828
Canadian Natural Resources Ltd.	6.250%	3/15/38	3,740	4,504
Canadian Natural Resources Ltd.	6.750%	2/1/39	1,315	1,633
Canadian Natural Resources Ltd.	4.950%	6/1/47	2,420	2,617
Cenovus Energy Inc.	5.250%	6/15/37	2,800	2,779
Cenovus Energy Inc.	6.750%	11/15/39	4,700	5,235
Cenovus Energy Inc.	4.450%	9/15/42	2,325	2,058
Cenovus Energy Inc.	5.200%	9/15/43	1,300	1,224
Cenovus Energy Inc.	5.400%	6/15/47	2,300	2,294
Columbia Pipeline Group Inc.	5.800%	6/1/45	1,650	1,878
Concho Resources Inc.	4.875%	10/1/47	2,850	3,007
Concho Resources Inc.	4.850%	8/15/48	1,800	1,890
Conoco Funding Co.	7.250%	10/15/31	1,780	2,407
ConocoPhillips	5.900%	10/15/32	2,575	3,205
ConocoPhillips	5.900%	5/15/38	2,775	3,492
ConocoPhillips	6.500%	2/1/39	6,950	9,359
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,595	2,026
ConocoPhillips Co.	4.150%	11/15/34	706	728
ConocoPhillips Co.	4.300%	11/15/44	2,440	2,605
ConocoPhillips Co.	5.950%	3/15/46	1,225	1,601
ConocoPhillips Holding Co.	6.950%	4/15/29	3,770	4,884
Continental Resources Inc.	4.900%	6/1/44	2,300	2,335
Devon Energy Corp.	7.950%	4/15/32	1,100	1,461
Devon Energy Corp.	5.600%	7/15/41	2,954	3,249
Devon Energy Corp.	4.750%	5/15/42	3,530	3,565
Devon Energy Corp.	5.000%	6/15/45	2,042	2,140
Devon Financing Co. LLC	7.875%	9/30/31	2,941	3,851
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	1,325	1,427
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	1,150	1,196
Enable Midstream Partners LP	5.000%	5/15/44	1,900	1,693
Enbridge Energy Partners LP	7.500%	4/15/38	1,081	1,457
Enbridge Energy Partners LP	5.500%	9/15/40	2,000	2,247
Enbridge Energy Partners LP	7.375%	10/15/45	1,650	2,290
Enbridge Inc.	4.500%	6/10/44	1,500	1,516
Encana Corp.	8.125%	9/15/30	900	1,161
Encana Corp.	7.375%	11/1/31	1,950	2,456
Encana Corp.	6.500%	8/15/34	2,500	2,985
Encana Corp.	6.625%	8/15/37	2,000	2,371
Encana Corp.	6.500%	2/1/38	1,600	1,881
Energy Transfer Operating LP	5.250%	4/15/29	3,500	3,756
Energy Transfer Operating LP	6.250%	4/15/49	4,500	5,037
Energy Transfer Partners LP	4.900%	3/15/35	1,752	1,677
Energy Transfer Partners LP	6.625%	10/15/36	1,501	1,680
Energy Transfer Partners LP	5.800%	6/15/38	2,450	2,591
Energy Transfer Partners LP	7.500%	7/1/38	1,505	1,839
Energy Transfer Partners LP	6.050%	6/1/41	2,400	2,530
Energy Transfer Partners LP	6.500%	2/1/42	3,055	3,390
Energy Transfer Partners LP	5.150%	2/1/43	1,424	1,364
Energy Transfer Partners LP	5.950%	10/1/43	1,400	1,473
Energy Transfer Partners LP	5.150%	3/15/45	3,241	3,124

Energy Transfer Partners LP	6.125%	12/15/45	3,500	3,773
Energy Transfer Partners LP	5.300%	4/15/47	2,615	2,574
Energy Transfer Partners LP	6.000%	6/15/48	4,875	5,262
Enterprise Products Operating LLC	6.875%	3/1/33	2,737	3,525
Enterprise Products Operating LLC	6.650%	10/15/34	1,245	1,574
Enterprise Products Operating LLC	7.550%	4/15/38	1,575	2,131
Enterprise Products Operating LLC	6.125%	10/15/39	2,085	2,514
Enterprise Products Operating LLC	6.450%	9/1/40	1,296	1,602
Enterprise Products Operating LLC	5.950%	2/1/41	2,603	3,132
Enterprise Products Operating LLC	5.700%	2/15/42	2,525	2,959
Enterprise Products Operating LLC	4.850%	8/15/42	2,880	3,033
Enterprise Products Operating LLC	4.450%	2/15/43	5,370	5,409
Enterprise Products Operating LLC	4.850%	3/15/44	1,833	1,949
Enterprise Products Operating LLC	5.100%	2/15/45	2,545	2,789
Enterprise Products Operating LLC	4.900%	5/15/46	1,910	2,038
Enterprise Products Operating LLC	4.250%	2/15/48	5,625	5,479
Enterprise Products Operating LLC	4.800%	2/1/49	3,290	3,474
Enterprise Products Operating LLC	4.950%	10/15/54	1,152	1,212
EOG Resources Inc.	3.900%	4/1/35	1,957	1,997
EQT Midstream Partners LP	6.500%	7/15/48	1,885	1,900
Exxon Mobil Corp.	3.567%	3/6/45	3,000	3,009
Exxon Mobil Corp.	4.114%	3/1/46	7,900	8,504
Halliburton Co.	4.850%	11/15/35	4,000	4,196
Halliburton Co.	6.700%	9/15/38	3,389	4,252
Halliburton Co.	7.450%	9/15/39	967	1,312
Halliburton Co.	4.500%	11/15/41	2,057	2,043
Halliburton Co.	4.750%	8/1/43	2,795	2,873
Halliburton Co.	5.000%	11/15/45	6,985	7,443
Hess Corp.	7.875%	10/1/29	2,000	2,407
Hess Corp.	7.300%	8/15/31	795	928
Hess Corp.	7.125%	3/15/33	1,800	2,090
Hess Corp.	6.000%	1/15/40	2,752	2,862
Hess Corp.	5.600%	2/15/41	4,035	4,096
Hess Corp.	5.800%	4/1/47	1,800	1,874
Husky Energy Inc.	4.400%	4/15/29	2,500	2,537
Husky Energy Inc.	6.800%	9/15/37	1,250	1,504
Kerr-McGee Corp.	7.875%	9/15/31	2,250	2,856
Kinder Morgan Energy Partners LP	7.400%	3/15/31	475	589
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	646
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,615	2,026
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,975	2,170
Kinder Morgan Energy Partners LP	6.500%	2/1/37	800	922
Kinder Morgan Energy Partners LP	6.950%	1/15/38	4,000	4,854
Kinder Morgan Energy Partners LP	6.500%	9/1/39	2,070	2,423
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,100	1,281
Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,500	1,924
Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,915	2,204
Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,600	1,725
Kinder Morgan Energy Partners LP	5.000%	8/15/42	2,575	2,586
Kinder Morgan Energy Partners LP	4.700%	11/1/42	2,100	2,033
Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,000	1,004
Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,463	2,634
Kinder Morgan Energy Partners LP	5.400%	9/1/44	2,265	2,397
Kinder Morgan Inc.	7.800%	8/1/31	1,100	1,423
Kinder Morgan Inc.	7.750%	1/15/32	3,900	5,050
Kinder Morgan Inc.	5.300%	12/1/34	1,641	1,774
Kinder Morgan Inc.	5.550%	6/1/45	4,930	5,384

Kinder Morgan Inc.	5.050%	2/15/46	2,540	2,608
Kinder Morgan Inc.	5.200%	3/1/48	2,375	2,500
Magellan Midstream Partners LP	5.150%	10/15/43	2,665	2,897
Magellan Midstream Partners LP	4.250%	9/15/46	1,675	1,641
Magellan Midstream Partners LP	4.200%	10/3/47	1,975	1,918
Marathon Oil Corp.	6.800%	3/15/32	1,775	2,114
Marathon Oil Corp.	6.600%	10/1/37	2,420	2,858
Marathon Oil Corp.	5.200%	6/1/45	1,612	1,730
Marathon Petroleum Corp.	6.500%	3/1/41	2,148	2,620
Marathon Petroleum Corp.	4.750%	9/15/44	3,345	3,335
3 Marathon Petroleum Corp.	4.500%	4/1/48	1,800	1,727
Marathon Petroleum Corp.	5.000%	9/15/54	2,350	2,335
MPLX LP	4.500%	4/15/38	5,080	4,830
MPLX LP	5.200%	3/1/47	3,300	3,339
MPLX LP	4.700%	4/15/48	4,965	4,760
MPLX LP	5.500%	2/15/49	5,000	5,337
MPLX LP	4.900%	4/15/58	1,775	1,670
National Oilwell Varco Inc.	3.950%	12/1/42	3,245	2,751
Noble Energy Inc.	6.000%	3/1/41	2,000	2,216
Noble Energy Inc.	5.250%	11/15/43	2,825	2,883
Noble Energy Inc.	5.050%	11/15/44	3,725	3,704
Noble Energy Inc.	4.950%	8/15/47	1,725	1,720
Occidental Petroleum Corp.	4.625%	6/15/45	2,350	2,559
Occidental Petroleum Corp.	4.400%	4/15/46	3,650	3,869
Occidental Petroleum Corp.	4.100%	2/15/47	2,422	2,487
Occidental Petroleum Corp.	4.200%	3/15/48	3,375	3,520
ONEOK Inc.	6.000%	6/15/35	1,285	1,400
ONEOK Inc.	4.950%	7/13/47	1,800	1,776
ONEOK Inc.	5.200%	7/15/48	2,175	2,231
ONEOK Partners LP	6.650%	10/1/36	2,500	2,898
ONEOK Partners LP	6.850%	10/15/37	950	1,125
ONEOK Partners LP	6.125%	2/1/41	2,100	2,328
ONEOK Partners LP	6.200%	9/15/43	1,325	1,491
Petro-Canada	5.350%	7/15/33	1,450	1,632
Petro-Canada	5.950%	5/15/35	2,955	3,495
Petro-Canada	6.800%	5/15/38	3,860	4,990
Phillips 66	4.650%	11/15/34	3,341	3,597
Phillips 66	5.875%	5/1/42	4,830	5,856
Phillips 66	4.875%	11/15/44	4,800	5,266
Phillips 66 Partners LP	4.680%	2/15/45	1,300	1,283
Phillips 66 Partners LP	4.900%	10/1/46	2,275	2,306
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	2,300	2,581
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	1,661	1,579
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	1,405	1,233
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	2,300	2,133
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	1,352	1,282
Shell International Finance BV	4.125%	5/11/35	5,762	6,129
Shell International Finance BV	6.375%	12/15/38	8,394	11,401
Shell International Finance BV	5.500%	3/25/40	1,995	2,476
Shell International Finance BV	3.625%	8/21/42	1,995	1,950
Shell International Finance BV	4.550%	8/12/43	4,540	5,032
Shell International Finance BV	4.375%	5/11/45	8,302	9,030

Shell International Finance BV	4.000%	5/10/46	8,301	8,638
Shell International Finance BV	3.750%	9/12/46	5,079	5,053
Spectra Energy Partners LP	5.950%	9/25/43	1,685	1,987
Spectra Energy Partners LP	4.500%	3/15/45	4,748	4,777
Suncor Energy Inc.	7.150%	2/1/32	800	1,027
Suncor Energy Inc.	5.950%	12/1/34	1,280	1,543
Suncor Energy Inc.	6.500%	6/15/38	2,150	2,721
Suncor Energy Inc.	6.850%	6/1/39	2,500	3,277
Suncor Energy Inc.	4.000%	11/15/47	2,400	2,356
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	1,600	1,692
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,600	1,480
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	2,917	2,846
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	3,645	3,585
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	2,532	2,525
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,085	1,384
Texas Eastern Transmission LP	7.000%	7/15/32	1,425	1,783
TransCanada PipeLines Ltd.	4.625%	3/1/34	3,617	3,831
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	909
TransCanada PipeLines Ltd.	5.850%	3/15/36	1,150	1,318
TransCanada PipeLines Ltd.	6.200%	10/15/37	2,638	3,142
TransCanada PipeLines Ltd.	4.750%	5/15/38	3,025	3,137
TransCanada PipeLines Ltd.	7.250%	8/15/38	2,695	3,522
TransCanada PipeLines Ltd.	7.625%	1/15/39	2,805	3,832
TransCanada PipeLines Ltd.	6.100%	6/1/40	2,400	2,855
TransCanada PipeLines Ltd.	5.000%	10/16/43	2,265	2,377
TransCanada PipeLines Ltd.	4.875%	5/15/48	3,075	3,219
TransCanada PipeLines Ltd.	5.100%	3/15/49	3,750	4,053
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,275	1,396
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,345	1,330
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,200	1,223
Valero Energy Corp.	4.000%	4/1/29	2,000	2,013
Valero Energy Corp.	7.500%	4/15/32	2,481	3,183
Valero Energy Corp.	6.625%	6/15/37	5,250	6,470
Valero Energy Corp.	4.900%	3/15/45	2,300	2,426
Western Gas Partners LP	5.450%	4/1/44	2,500	2,392
Western Gas Partners LP	5.300%	3/1/48	1,350	1,279
Western Gas Partners LP	5.500%	8/15/48	1,150	1,122
Williams Cos. Inc.	7.500%	1/15/31	1,000	1,254
Williams Cos. Inc.	6.300%	4/15/40	4,778	5,567
Williams Cos. Inc.	5.800%	11/15/43	1,925	2,110
Williams Cos. Inc.	5.400%	3/4/44	1,554	1,644
Williams Cos. Inc.	5.750%	6/24/44	2,100	2,286
Williams Cos. Inc.	4.900%	1/15/45	1,650	1,643
Williams Cos. Inc.	5.100%	9/15/45	3,400	3,500
Williams Cos. Inc.	4.850%	3/1/48	2,500	2,492

Other Industrial (0.3%)
2 Boston University	4.061%	10/1/48	875	931
California Institute of Technology	4.321%	8/1/45	1,100	1,224
California Institute of Technology	4.700%	11/1/11	1,305	1,488
2 Johns Hopkins University	4.083%	7/1/53	1,225	1,325
2 Massachusetts Institute of Technology	3.959%	7/1/38	1,250	1,337
Massachusetts Institute of Technology	5.600%	7/1/11	3,000	4,250
Massachusetts Institute of Technology	4.678%	7/1/14	1,925	2,238
Massachusetts Institute of Technology	3.885%	7/1/16	1,160	1,116
2 Northwestern University	4.643%	12/1/44	1,875	2,191
2 Northwestern University	3.662%	12/1/57	920	945

President & Fellows of Harvard College	3.619%	10/1/37	900	908
2 Rice University	3.574%	5/15/45	2,550	2,519
Stanford University	3.647%	5/1/48	3,000	3,097
2 University of Chicago	4.003%	10/1/53	1,600	1,593
2 University of Notre Dame du Lac	3.438%	2/15/45	1,400	1,388
University of Notre Dame du Lac	3.394%	2/15/48	1,400	1,381
University of Pennsylvania	4.674%	9/1/12	1,050	1,172
2 University of Southern California	3.028%	10/1/39	2,750	2,578
2 University of Southern California	3.841%	10/1/47	1,325	1,388

Technology (3.4%)
Analog Devices Inc.	5.300%	12/15/45	1,300	1,446
Apple Inc.	4.500%	2/23/36	2,326	2,599
Apple Inc.	3.850%	5/4/43	9,175	9,341
Apple Inc.	4.450%	5/6/44	3,661	4,013
Apple Inc.	3.450%	2/9/45	6,629	6,318
Apple Inc.	4.375%	5/13/45	6,454	7,028
Apple Inc.	4.650%	2/23/46	13,350	15,098
Apple Inc.	3.850%	8/4/46	6,832	6,919
Apple Inc.	4.250%	2/9/47	3,705	3,964
Apple Inc.	3.750%	9/12/47	3,500	3,491
Apple Inc.	3.750%	11/13/47	4,175	4,176
Applied Materials Inc.	5.100%	10/1/35	1,600	1,822
Applied Materials Inc.	5.850%	6/15/41	2,000	2,480
Applied Materials Inc.	4.350%	4/1/47	2,800	2,943
Cisco Systems Inc.	5.900%	2/15/39	6,300	8,286
Cisco Systems Inc.	5.500%	1/15/40	6,300	7,986
Corning Inc.	4.700%	3/15/37	1,250	1,288
Corning Inc.	5.750%	8/15/40	1,325	1,511
Corning Inc.	5.350%	11/15/48	2,850	3,244
Corning Inc.	4.375%	11/15/57	3,000	2,778
3 Dell International LLC / EMC Corp.	5.300%	10/1/29	5,500	5,534
3 Dell International LLC / EMC Corp.	8.100%	7/15/36	5,000	5,886
3 Dell International LLC / EMC Corp.	8.350%	7/15/46	6,450	7,792
Fidelity National Information Services Inc.	4.500%	8/15/46	1,675	1,584
Fidelity National Information Services Inc.	4.750%	5/15/48	2,000	1,981
Hewlett Packard Enterprise Co.	6.200%	10/15/35	2,500	2,672
Hewlett Packard Enterprise Co.	6.350%	10/15/45	4,800	5,035
HP Inc.	6.000%	9/15/41	3,800	4,059
Intel Corp.	4.000%	12/15/32	3,447	3,766
Intel Corp.	4.800%	10/1/41	2,872	3,328
Intel Corp.	4.250%	12/15/42	600	649
Intel Corp.	4.900%	7/29/45	950	1,119
Intel Corp.	4.100%	5/19/46	4,463	4,702
Intel Corp.	4.100%	5/11/47	4,400	4,648
Intel Corp.	3.734%	12/8/47	6,200	6,237
International Business Machines Corp.	5.875%	11/29/32	2,000	2,486
International Business Machines Corp.	5.600%	11/30/39	2,750	3,306
International Business Machines Corp.	4.000%	6/20/42	3,200	3,145
International Business Machines Corp.	4.700%	2/19/46	2,200	2,402
Juniper Networks Inc.	5.950%	3/15/41	1,280	1,323
KLA-Tencor Corp.	5.000%	3/15/49	1,250	1,324
Lam Research Corp.	4.875%	3/15/49	2,400	2,538
Microsoft Corp.	3.500%	2/12/35	5,064	5,146
Microsoft Corp.	4.200%	11/3/35	3,278	3,601
Microsoft Corp.	3.450%	8/8/36	7,250	7,328
Microsoft Corp.	4.100%	2/6/37	9,300	10,126

Microsoft Corp.	5.200%	6/1/39	2,730	3,353
Microsoft Corp.	4.500%	10/1/40	3,557	4,041
Microsoft Corp.	5.300%	2/8/41	2,095	2,604
Microsoft Corp.	3.500%	11/15/42	2,908	2,891
Microsoft Corp.	3.750%	5/1/43	1,718	1,765
Microsoft Corp.	4.875%	12/15/43	1,675	2,001
Microsoft Corp.	3.750%	2/12/45	6,489	6,663
Microsoft Corp.	4.450%	11/3/45	8,649	9,820
Microsoft Corp.	3.700%	8/8/46	14,050	14,374
Microsoft Corp.	4.250%	2/6/47	9,193	10,260
Microsoft Corp.	4.000%	2/12/55	11,500	12,116
Microsoft Corp.	3.950%	8/8/56	6,038	6,318
Microsoft Corp.	4.500%	2/6/57	6,312	7,251
Motorola Solutions Inc.	5.500%	9/1/44	1,275	1,238
Oracle Corp.	3.250%	5/15/30	1,704	1,691
Oracle Corp.	4.300%	7/8/34	5,649	6,055
Oracle Corp.	3.900%	5/15/35	4,066	4,134
Oracle Corp.	3.850%	7/15/36	4,040	4,065
Oracle Corp.	3.800%	11/15/37	5,191	5,205
Oracle Corp.	6.500%	4/15/38	3,320	4,408
Oracle Corp.	6.125%	7/8/39	4,400	5,647
Oracle Corp.	5.375%	7/15/40	7,224	8,673
Oracle Corp.	4.500%	7/8/44	3,400	3,652
Oracle Corp.	4.125%	5/15/45	6,600	6,701
Oracle Corp.	4.000%	7/15/46	10,270	10,270
Oracle Corp.	4.000%	11/15/47	7,000	7,036
Oracle Corp.	4.375%	5/15/55	3,315	3,506
QUALCOMM Inc.	4.650%	5/20/35	3,300	3,402
QUALCOMM Inc.	4.800%	5/20/45	4,456	4,516
QUALCOMM Inc.	4.300%	5/20/47	5,000	4,772
Seagate HDD Cayman	5.750%	12/1/34	1,625	1,483
Texas Instruments Inc.	3.875%	3/15/39	2,400	2,481
Texas Instruments Inc.	4.150%	5/15/48	4,450	4,777
Tyco Electronics Group SA	7.125%	10/1/37	1,725	2,275
Verisk Analytics Inc.	5.500%	6/15/45	1,625	1,791

Transportation (1.8%)
2 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	1,849	1,799
Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,090	1,391
Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,870	2,373
Burlington Northern Santa Fe LLC	5.750%	5/1/40	2,440	3,027
Burlington Northern Santa Fe LLC	5.050%	3/1/41	2,207	2,531
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,057	1,262
Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,175	1,344
Burlington Northern Santa Fe LLC	4.400%	3/15/42	2,860	3,059
Burlington Northern Santa Fe LLC	4.375%	9/1/42	2,480	2,646
Burlington Northern Santa Fe LLC	4.450%	3/15/43	3,006	3,244
Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,460	2,900
Burlington Northern Santa Fe LLC	4.900%	4/1/44	2,375	2,722
Burlington Northern Santa Fe LLC	4.550%	9/1/44	2,793	3,057
Burlington Northern Santa Fe LLC	4.150%	4/1/45	2,975	3,107
Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,867	2,083
Burlington Northern Santa Fe LLC	3.900%	8/1/46	3,336	3,352
Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,693	2,796
Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,000	1,027
Burlington Northern Santa Fe LLC	4.150%	12/15/48	2,500	2,631

Canadian National Railway Co.	6.250%	8/1/34	2,170	2,882
Canadian National Railway Co.	6.200%	6/1/36	2,032	2,698
Canadian National Railway Co.	6.375%	11/15/37	515	682
Canadian National Railway Co.	3.200%	8/2/46	2,275	2,103
Canadian National Railway Co.	3.650%	2/3/48	2,500	2,496
Canadian Pacific Railway Co.	7.125%	10/15/31	915	1,222
Canadian Pacific Railway Co.	5.750%	3/15/33	1,075	1,274
Canadian Pacific Railway Co.	4.800%	9/15/35	1,225	1,335
Canadian Pacific Railway Co.	4.800%	8/1/45	1,720	1,896
Canadian Pacific Railway Co.	6.125%	9/15/15	3,375	4,153
CSX Corp.	6.000%	10/1/36	1,295	1,536
CSX Corp.	6.150%	5/1/37	2,630	3,211
CSX Corp.	6.220%	4/30/40	2,080	2,557
CSX Corp.	5.500%	4/15/41	1,760	2,029
CSX Corp.	4.750%	5/30/42	2,217	2,369
CSX Corp.	4.400%	3/1/43	1,150	1,169
CSX Corp.	4.100%	3/15/44	2,000	1,978
CSX Corp.	3.800%	11/1/46	2,250	2,118
CSX Corp.	4.300%	3/1/48	3,075	3,121
CSX Corp.	4.750%	11/15/48	2,250	2,431
CSX Corp.	3.950%	5/1/50	1,775	1,681
CSX Corp.	4.500%	8/1/54	1,715	1,749
CSX Corp.	4.250%	11/1/66	2,350	2,183
CSX Corp.	4.650%	3/1/68	1,155	1,155
FedEx Corp.	4.900%	1/15/34	2,025	2,187
FedEx Corp.	3.900%	2/1/35	1,770	1,658
FedEx Corp.	3.875%	8/1/42	2,255	1,996
FedEx Corp.	4.100%	4/15/43	2,200	2,005
FedEx Corp.	5.100%	1/15/44	3,173	3,296
FedEx Corp.	4.100%	2/1/45	1,295	1,156
FedEx Corp.	4.750%	11/15/45	3,483	3,436
FedEx Corp.	4.550%	4/1/46	3,028	2,923
FedEx Corp.	4.400%	1/15/47	1,794	1,684
FedEx Corp.	4.050%	2/15/48	3,825	3,440
FedEx Corp.	4.950%	10/17/48	2,900	2,978
Kansas City Southern	4.300%	5/15/43	1,500	1,463
Kansas City Southern	4.950%	8/15/45	1,910	2,056
Kansas City Southern	4.700%	5/1/48	2,000	2,095
Norfolk Southern Corp.	7.050%	5/1/37	345	469
Norfolk Southern Corp.	4.837%	10/1/41	1,908	2,072
Norfolk Southern Corp.	3.950%	10/1/42	1,635	1,579
Norfolk Southern Corp.	4.450%	6/15/45	1,710	1,786
Norfolk Southern Corp.	4.650%	1/15/46	1,950	2,094
Norfolk Southern Corp.	3.942%	11/1/47	363	353
Norfolk Southern Corp.	4.150%	2/28/48	2,370	2,399
Norfolk Southern Corp.	4.050%	8/15/52	3,321	3,180
Norfolk Southern Corp.	6.000%	3/15/05	1,305	1,478
Norfolk Southern Corp.	5.100%	8/1/18	950	950
Union Pacific Corp.	3.375%	2/1/35	475	443
Union Pacific Corp.	3.600%	9/15/37	5,923	5,609
Union Pacific Corp.	4.375%	9/10/38	1,220	1,270
Union Pacific Corp.	4.250%	4/15/43	1,550	1,557
Union Pacific Corp.	4.821%	2/1/44	300	325
Union Pacific Corp.	4.150%	1/15/45	1,000	991
Union Pacific Corp.	4.050%	11/15/45	1,600	1,557
Union Pacific Corp.	4.050%	3/1/46	750	731
Union Pacific Corp.	3.350%	8/15/46	1,800	1,568

Union Pacific Corp.	4.000%	4/15/47	2,100	2,076
Union Pacific Corp.	4.500%	9/10/48	2,475	2,629
Union Pacific Corp.	4.300%	3/1/49	2,500	2,586
Union Pacific Corp.	3.799%	10/1/51	3,056	2,845
Union Pacific Corp.	3.875%	2/1/55	1,585	1,493
Union Pacific Corp.	4.800%	9/10/58	1,775	1,939
Union Pacific Corp.	4.375%	11/15/65	2,350	2,266
Union Pacific Corp.	4.100%	9/15/67	2,500	2,304
2 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	481	544
2 United Airlines 2016-2 Class A Pass Through
Trust	3.100%	10/7/28	781	746
2 United Airlines 2018-1 Class AA Pass
Through Trust	3.500%	3/1/30	2,653	2,618
2 United Airlines 2019-1 Class AA Pass
Through Trust	4.150%	8/25/31	2,300	2,376
United Parcel Service Inc.	6.200%	1/15/38	1,447	1,862
United Parcel Service Inc.	4.875%	11/15/40	1,995	2,216
United Parcel Service Inc.	3.625%	10/1/42	2,960	2,749
United Parcel Service Inc.	3.400%	11/15/46	2,210	2,010
United Parcel Service Inc.	3.750%	11/15/47	4,055	3,898
United Parcel Service Inc.	4.250%	3/15/49	2,500	2,600
United Parcel Service of America Inc.	8.375%	4/1/30	550	741
				3,945,855
Utilities (5.9%)
Electric (5.3%)
AEP Texas Inc.	3.800%	10/1/47	1,000	952
AEP Transmission Co. LLC	4.000%	12/1/46	1,700	1,723
AEP Transmission Co. LLC	3.750%	12/1/47	1,750	1,723
AEP Transmission Co. LLC	4.250%	9/15/48	1,085	1,139
Alabama Power Co.	6.125%	5/15/38	1,460	1,847
Alabama Power Co.	6.000%	3/1/39	1,940	2,441
Alabama Power Co.	3.850%	12/1/42	1,155	1,134
Alabama Power Co.	4.150%	8/15/44	1,325	1,372
Alabama Power Co.	3.750%	3/1/45	1,945	1,892
Alabama Power Co.	4.300%	1/2/46	1,325	1,399
Alabama Power Co.	3.700%	12/1/47	1,845	1,797
Alabama Power Co.	4.300%	7/15/48	1,675	1,779
Ameren Illinois Co.	4.150%	3/15/46	1,652	1,729
Ameren Illinois Co.	3.700%	12/1/47	2,600	2,559
Ameren Illinois Co.	4.500%	3/15/49	300	336
Appalachian Power Co.	7.000%	4/1/38	1,428	1,872
Appalachian Power Co.	4.400%	5/15/44	740	759
Appalachian Power Co.	4.450%	6/1/45	1,108	1,146
Appalachian Power Co.	4.500%	3/1/49	1,000	1,039
Arizona Public Service Co.	5.050%	9/1/41	1,380	1,543
Arizona Public Service Co.	4.500%	4/1/42	1,740	1,838
Arizona Public Service Co.	4.350%	11/15/45	875	921
Arizona Public Service Co.	3.750%	5/15/46	1,445	1,381
Arizona Public Service Co.	4.200%	8/15/48	1,000	1,031
Arizona Public Service Co.	4.250%	3/1/49	750	780
Avista Corp.	4.350%	6/1/48	1,300	1,385
Baltimore Gas & Electric Co.	6.350%	10/1/36	1,401	1,810
Baltimore Gas & Electric Co.	3.500%	8/15/46	1,700	1,600
Baltimore Gas & Electric Co.	3.750%	8/15/47	1,075	1,037
Baltimore Gas & Electric Co.	4.250%	9/15/48	1,000	1,050
Berkshire Hathaway Energy Co.	6.125%	4/1/36	5,610	7,054

Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,725	4,578
Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,340	1,539
Berkshire Hathaway Energy Co.	4.500%	2/1/45	2,051	2,171
Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,850	1,768
Berkshire Hathaway Energy Co.	4.450%	1/15/49	3,325	3,518
Black Hills Corp.	4.350%	5/1/33	1,300	1,336
Black Hills Corp.	4.200%	9/15/46	1,045	990
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	955	1,297
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	2,075	2,011
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,225	1,352
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	2,125	2,177
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	500	543
Cleco Corporate Holdings LLC	4.973%	5/1/46	1,175	1,200
Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,280	1,498
CMS Energy Corp.	4.875%	3/1/44	1,140	1,254
Commonwealth Edison Co.	5.900%	3/15/36	2,535	3,127
Commonwealth Edison Co.	6.450%	1/15/38	1,505	1,979
Commonwealth Edison Co.	3.800%	10/1/42	1,350	1,340
Commonwealth Edison Co.	4.600%	8/15/43	1,165	1,291
Commonwealth Edison Co.	4.700%	1/15/44	1,200	1,343
Commonwealth Edison Co.	3.700%	3/1/45	1,685	1,647
Commonwealth Edison Co.	4.350%	11/15/45	1,625	1,743
Commonwealth Edison Co.	3.650%	6/15/46	2,350	2,291
Commonwealth Edison Co.	3.750%	8/15/47	2,025	1,983
Commonwealth Edison Co.	4.000%	3/1/48	2,800	2,868
Commonwealth Edison Co.	4.000%	3/1/49	550	563
Connecticut Light & Power Co.	4.300%	4/15/44	2,500	2,688
Connecticut Light & Power Co.	4.000%	4/1/48	2,650	2,752
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	745	844
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	870	1,038
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	870	1,082
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	2,390	3,035
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,275	3,015
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,010	1,199
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	2,020	2,449
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	675	687
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	1,500	1,491
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	2,874	3,024
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	2,000	2,122
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,275	2,208
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,700	1,664
Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	2,075	2,293
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,817	1,917
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,450	1,453
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,275	1,210
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	3,150	3,312
Consumers Energy Co.	3.950%	5/15/43	1,405	1,434
Consumers Energy Co.	3.250%	8/15/46	1,900	1,744
Consumers Energy Co.	3.950%	7/15/47	1,135	1,178
Consumers Energy Co.	4.050%	5/15/48	1,250	1,321
Consumers Energy Co.	4.350%	4/15/49	1,650	1,834
Delmarva Power & Light Co.	4.150%	5/15/45	1,800	1,846
Dominion Energy Inc.	6.300%	3/15/33	1,000	1,223
Dominion Energy Inc.	5.250%	8/1/33	1,310	1,470
Dominion Energy Inc.	5.950%	6/15/35	1,240	1,448
Dominion Energy Inc.	4.900%	8/1/41	1,575	1,679
Dominion Energy Inc.	4.050%	9/15/42	1,120	1,084

Dominion Energy Inc.	4.700%	12/1/44	1,520	1,607
Dominion Energy Inc.	4.600%	3/15/49	1,840	1,910
DTE Electric Co.	4.000%	4/1/43	1,225	1,248
DTE Electric Co.	3.700%	3/15/45	1,700	1,667
DTE Electric Co.	3.700%	6/1/46	2,050	1,999
DTE Electric Co.	3.750%	8/15/47	1,450	1,433
DTE Electric Co.	4.050%	5/15/48	1,725	1,791
DTE Energy Co.	6.375%	4/15/33	1,330	1,650
Duke Energy Carolinas LLC	6.450%	10/15/32	1,775	2,302
Duke Energy Carolinas LLC	6.100%	6/1/37	1,910	2,402
Duke Energy Carolinas LLC	6.050%	4/15/38	1,075	1,368
Duke Energy Carolinas LLC	5.300%	2/15/40	2,565	3,095
Duke Energy Carolinas LLC	4.250%	12/15/41	2,645	2,812
Duke Energy Carolinas LLC	4.000%	9/30/42	2,475	2,540
Duke Energy Carolinas LLC	3.750%	6/1/45	2,190	2,147
Duke Energy Carolinas LLC	3.875%	3/15/46	2,350	2,372
Duke Energy Carolinas LLC	3.700%	12/1/47	1,850	1,812
Duke Energy Carolinas LLC	3.950%	3/15/48	2,000	2,049
Duke Energy Corp.	4.800%	12/15/45	2,275	2,439
Duke Energy Corp.	3.750%	9/1/46	5,699	5,337
Duke Energy Florida LLC	6.350%	9/15/37	1,890	2,507
Duke Energy Florida LLC	6.400%	6/15/38	1,479	1,983
Duke Energy Florida LLC	5.650%	4/1/40	1,115	1,382
Duke Energy Florida LLC	3.850%	11/15/42	1,740	1,740
Duke Energy Florida LLC	3.400%	10/1/46	1,250	1,159
Duke Energy Florida LLC	4.200%	7/15/48	1,500	1,578
2 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	1,500	1,443
2 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	800	768
2 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	900	849
Duke Energy Indiana LLC	6.120%	10/15/35	1,106	1,388
Duke Energy Indiana LLC	6.350%	8/15/38	1,915	2,558
Duke Energy Indiana LLC	6.450%	4/1/39	750	998
Duke Energy Indiana LLC	4.900%	7/15/43	1,120	1,274
Duke Energy Indiana LLC	3.750%	5/15/46	1,800	1,758
Duke Energy Ohio Inc.	3.700%	6/15/46	1,275	1,228
Duke Energy Progress LLC	6.300%	4/1/38	1,825	2,394
Duke Energy Progress LLC	4.100%	5/15/42	2,300	2,377
Duke Energy Progress LLC	4.100%	3/15/43	1,245	1,286
Duke Energy Progress LLC	4.375%	3/30/44	925	999
Duke Energy Progress LLC	4.150%	12/1/44	1,760	1,837
Duke Energy Progress LLC	4.200%	8/15/45	2,489	2,603
Duke Energy Progress LLC	3.700%	10/15/46	2,275	2,221
Duke Energy Progress LLC	3.600%	9/15/47	2,250	2,150
El Paso Electric Co.	6.000%	5/15/35	825	955
El Paso Electric Co.	5.000%	12/1/44	1,409	1,489
Emera US Finance LP	4.750%	6/15/46	4,068	4,227
Entergy Louisiana LLC	3.050%	6/1/31	1,595	1,520
Entergy Louisiana LLC	4.000%	3/15/33	3,225	3,390
Entergy Louisiana LLC	4.950%	1/15/45	2,186	2,282
Entergy Louisiana LLC	4.200%	9/1/48	5,200	5,416
Entergy Louisiana LLC	4.200%	4/1/50	500	523
Eversource Energy	4.250%	4/1/29	1,750	1,864
Exelon Corp.	4.950%	6/15/35	1,285	1,377
Exelon Corp.	5.625%	6/15/35	1,893	2,160
Exelon Corp.	5.100%	6/15/45	2,467	2,750
Exelon Corp.	4.450%	4/15/46	2,856	2,924
Exelon Generation Co. LLC	6.250%	10/1/39	2,106	2,369

Exelon Generation Co. LLC	5.600%	6/15/42	2,103	2,221
FirstEnergy Corp.	7.375%	11/15/31	4,175	5,511
FirstEnergy Corp.	4.850%	7/15/47	3,581	3,834
Florida Power & Light Co.	5.625%	4/1/34	1,179	1,447
Florida Power & Light Co.	4.950%	6/1/35	755	861
Florida Power & Light Co.	5.650%	2/1/37	1,343	1,663
Florida Power & Light Co.	5.950%	2/1/38	2,040	2,626
Florida Power & Light Co.	5.960%	4/1/39	1,830	2,362
Florida Power & Light Co.	5.690%	3/1/40	1,415	1,787
Florida Power & Light Co.	5.250%	2/1/41	1,375	1,662
Florida Power & Light Co.	4.125%	2/1/42	1,875	1,988
Florida Power & Light Co.	4.050%	6/1/42	2,067	2,172
Florida Power & Light Co.	3.800%	12/15/42	1,705	1,721
Florida Power & Light Co.	4.050%	10/1/44	1,582	1,660
Florida Power & Light Co.	3.700%	12/1/47	1,125	1,117
Florida Power & Light Co.	3.950%	3/1/48	4,275	4,456
Florida Power & Light Co.	4.125%	6/1/48	2,100	2,239
Florida Power & Light Co.	3.990%	3/1/49	1,000	1,049
Georgia Power Co.	4.750%	9/1/40	2,170	2,253
Georgia Power Co.	4.300%	3/15/42	2,035	2,023
Georgia Power Co.	4.300%	3/15/43	1,335	1,304
Iberdrola International BV	6.750%	7/15/36	1,565	1,963
Indiana Michigan Power Co.	6.050%	3/15/37	1,340	1,639
Indiana Michigan Power Co.	4.550%	3/15/46	1,380	1,474
Indiana Michigan Power Co.	3.750%	7/1/47	1,500	1,422
Indiana Michigan Power Co.	4.250%	8/15/48	825	845
Interstate Power & Light Co.	3.600%	4/1/29	950	951
Interstate Power & Light Co.	6.250%	7/15/39	1,435	1,807
Interstate Power & Light Co.	3.700%	9/15/46	650	605
ITC Holdings Corp.	5.300%	7/1/43	1,425	1,650
2 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,545	2,813
Kansas City Power & Light Co.	6.050%	11/15/35	680	828
Kansas City Power & Light Co.	5.300%	10/1/41	1,275	1,492
Kansas City Power & Light Co.	4.200%	6/15/47	625	651
Kansas City Power & Light Co.	4.200%	3/15/48	750	780
Kentucky Utilities Co.	5.125%	11/1/40	1,715	2,011
Kentucky Utilities Co.	4.375%	10/1/45	2,375	2,544
Louisville Gas & Electric Co.	4.250%	4/1/49	2,000	2,105
MidAmerican Energy Co.	3.650%	4/15/29	2,000	2,078
MidAmerican Energy Co.	6.750%	12/30/31	865	1,143
MidAmerican Energy Co.	5.750%	11/1/35	550	667
MidAmerican Energy Co.	5.800%	10/15/36	655	808
MidAmerican Energy Co.	4.800%	9/15/43	1,215	1,380
MidAmerican Energy Co.	4.400%	10/15/44	970	1,053
MidAmerican Energy Co.	4.250%	5/1/46	1,569	1,666
MidAmerican Energy Co.	3.950%	8/1/47	1,625	1,659
MidAmerican Energy Co.	3.650%	8/1/48	2,525	2,450
MidAmerican Energy Co.	4.250%	7/15/49	3,000	3,191
Mississippi Power Co.	4.250%	3/15/42	1,325	1,276
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	1,000	1,409
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	1,900	2,028
National Rural Utilities Cooperative Finance
Corp.	4.400%	11/1/48	1,500	1,620
National Rural Utilities Cooperative Finance
Corp.	4.300%	3/15/49	1,500	1,582

Nevada Power Co.	3.700%	5/1/29	1,725	1,781
Nevada Power Co.	6.650%	4/1/36	775	1,009
Nevada Power Co.	6.750%	7/1/37	1,295	1,733
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	1,500	1,499
Northern States Power Co.	6.250%	6/1/36	900	1,167
Northern States Power Co.	6.200%	7/1/37	1,200	1,558
Northern States Power Co.	5.350%	11/1/39	1,050	1,264
Northern States Power Co.	4.125%	5/15/44	1,100	1,148
Northern States Power Co.	4.000%	8/15/45	1,000	1,033
Northern States Power Co.	3.600%	5/15/46	1,325	1,298
NorthWestern Corp.	4.176%	11/15/44	1,480	1,512
NSTAR Electric Co.	5.500%	3/15/40	1,290	1,546
NSTAR Electric Co.	4.400%	3/1/44	610	656
Oglethorpe Power Corp.	5.950%	11/1/39	1,165	1,363
Oglethorpe Power Corp.	5.375%	11/1/40	2,330	2,592
Oglethorpe Power Corp.	5.250%	9/1/50	440	480
Ohio Edison Co.	6.875%	7/15/36	1,360	1,745
Ohio Power Co.	4.150%	4/1/48	1,335	1,393
Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,000	1,012
Oklahoma Gas & Electric Co.	3.850%	8/15/47	1,050	1,022
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,570	2,113
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,140	1,572
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,023	1,516
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,440	1,717
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,455	1,601
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,665	2,004
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,870	1,876
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,080	1,086
Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,500	1,588
PacifiCorp	7.700%	11/15/31	1,665	2,323
PacifiCorp	5.250%	6/15/35	985	1,127
PacifiCorp	6.100%	8/1/36	670	837
PacifiCorp	5.750%	4/1/37	2,005	2,438
PacifiCorp	6.250%	10/15/37	1,974	2,515
PacifiCorp	6.350%	7/15/38	1,165	1,501
PacifiCorp	6.000%	1/15/39	2,200	2,756
PacifiCorp	4.100%	2/1/42	1,060	1,095
PacifiCorp	4.125%	1/15/49	3,215	3,313
PacifiCorp	4.150%	2/15/50	2,000	2,078
PECO Energy Co.	5.950%	10/1/36	1,140	1,416
PECO Energy Co.	3.900%	3/1/48	1,400	1,420
Potomac Electric Power Co.	6.500%	11/15/37	2,220	2,892
Potomac Electric Power Co.	4.150%	3/15/43	2,190	2,275
PPL Capital Funding Inc.	4.700%	6/1/43	1,601	1,672
PPL Capital Funding Inc.	5.000%	3/15/44	1,870	2,040
PPL Electric Utilities Corp.	6.250%	5/15/39	565	733
PPL Electric Utilities Corp.	4.125%	6/15/44	1,020	1,048
PPL Electric Utilities Corp.	4.150%	10/1/45	1,200	1,257
PPL Electric Utilities Corp.	3.950%	6/1/47	2,000	2,034
PPL Electric Utilities Corp.	4.150%	6/15/48	1,800	1,891
Progress Energy Inc.	7.750%	3/1/31	2,315	3,149
Progress Energy Inc.	6.000%	12/1/39	2,125	2,620
PSEG Power LLC	8.625%	4/15/31	2,115	2,848
Public Service Co. of Colorado	6.500%	8/1/38	400	538
Public Service Co. of Colorado	3.600%	9/15/42	1,980	1,925
Public Service Co. of Colorado	4.300%	3/15/44	1,875	2,019
Public Service Co. of Colorado	3.800%	6/15/47	1,900	1,903

Public Service Co. of Colorado	4.100%	6/15/48	1,600	1,687
Public Service Co. of Colorado	4.050%	9/15/49	1,000	1,045
Public Service Electric & Gas Co.	5.800%	5/1/37	1,648	2,047
Public Service Electric & Gas Co.	3.950%	5/1/42	1,400	1,445
Public Service Electric & Gas Co.	3.650%	9/1/42	1,920	1,884
Public Service Electric & Gas Co.	3.800%	3/1/46	2,272	2,272
Public Service Electric & Gas Co.	3.600%	12/1/47	1,200	1,160
Public Service Electric & Gas Co.	4.050%	5/1/48	1,000	1,047
Puget Sound Energy Inc.	6.274%	3/15/37	995	1,269
Puget Sound Energy Inc.	5.757%	10/1/39	1,551	1,920
Puget Sound Energy Inc.	5.795%	3/15/40	720	901
Puget Sound Energy Inc.	5.638%	4/15/41	1,015	1,230
Puget Sound Energy Inc.	4.300%	5/20/45	1,685	1,786
Puget Sound Energy Inc.	4.223%	6/15/48	2,300	2,441
San Diego Gas & Electric Co.	6.000%	6/1/39	560	666
San Diego Gas & Electric Co.	4.500%	8/15/40	1,160	1,199
San Diego Gas & Electric Co.	3.750%	6/1/47	1,760	1,652
San Diego Gas & Electric Co.	4.150%	5/15/48	1,350	1,355
South Carolina Electric & Gas Co.	6.625%	2/1/32	1,000	1,255
South Carolina Electric & Gas Co.	5.300%	5/15/33	975	1,105
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,775	2,186
South Carolina Electric & Gas Co.	5.450%	2/1/41	1,065	1,263
South Carolina Electric & Gas Co.	4.350%	2/1/42	799	848
South Carolina Electric & Gas Co.	4.600%	6/15/43	1,330	1,442
South Carolina Electric & Gas Co.	5.100%	6/1/65	1,215	1,398
Southern California Edison Co.	6.650%	4/1/29	1,000	1,116
Southern California Edison Co.	6.000%	1/15/34	1,185	1,363
Southern California Edison Co.	5.750%	4/1/35	1,250	1,388
Southern California Edison Co.	5.350%	7/15/35	1,095	1,171
Southern California Edison Co.	5.625%	2/1/36	2,585	2,848
Southern California Edison Co.	5.550%	1/15/37	690	758
Southern California Edison Co.	5.950%	2/1/38	1,290	1,472
Southern California Edison Co.	6.050%	3/15/39	1,475	1,708
Southern California Edison Co.	5.500%	3/15/40	330	363
Southern California Edison Co.	4.500%	9/1/40	1,555	1,555
Southern California Edison Co.	4.050%	3/15/42	1,795	1,697
Southern California Edison Co.	3.900%	3/15/43	1,825	1,678
Southern California Edison Co.	4.650%	10/1/43	1,840	1,878
Southern California Edison Co.	3.600%	2/1/45	1,815	1,592
Southern California Edison Co.	4.000%	4/1/47	3,225	3,019
Southern California Edison Co.	4.125%	3/1/48	4,700	4,490
Southern California Edison Co.	4.875%	3/1/49	1,600	1,698
Southern Co.	4.250%	7/1/36	2,250	2,220
Southern Co.	4.400%	7/1/46	4,901	4,940
Southern Power Co.	5.150%	9/15/41	1,045	1,076
Southern Power Co.	5.250%	7/15/43	1,055	1,110
Southern Power Co.	4.950%	12/15/46	1,400	1,415
Southwestern Electric Power Co.	6.200%	3/15/40	1,160	1,417
Southwestern Electric Power Co.	3.900%	4/1/45	1,290	1,219
Southwestern Electric Power Co.	3.850%	2/1/48	1,485	1,387
Southwestern Public Service Co.	4.500%	8/15/41	1,580	1,670
Southwestern Public Service Co.	3.400%	8/15/46	1,900	1,744
Southwestern Public Service Co.	3.700%	8/15/47	2,765	2,648
Southwestern Public Service Co.	4.400%	11/15/48	1,650	1,779
Tampa Electric Co.	4.100%	6/15/42	1,325	1,327
Tampa Electric Co.	4.350%	5/15/44	685	697
Tampa Electric Co.	4.300%	6/15/48	1,750	1,767

Tampa Electric Co.	4.450%	6/15/49	1,325	1,372
Toledo Edison Co.	6.150%	5/15/37	1,185	1,478
TransAlta Corp.	6.500%	3/15/40	1,165	1,162
Tucson Electric Power Co.	4.850%	12/1/48	990	1,095
Union Electric Co.	5.300%	8/1/37	1,390	1,627
Union Electric Co.	8.450%	3/15/39	1,140	1,759
Union Electric Co.	3.900%	9/15/42	1,600	1,630
Union Electric Co.	3.650%	4/15/45	1,035	1,011
Union Electric Co.	4.000%	4/1/48	1,000	1,037
Virginia Electric & Power Co.	6.000%	1/15/36	1,635	2,012
Virginia Electric & Power Co.	6.000%	5/15/37	2,180	2,709
Virginia Electric & Power Co.	6.350%	11/30/37	1,925	2,486
Virginia Electric & Power Co.	8.875%	11/15/38	3,225	5,079
Virginia Electric & Power Co.	4.000%	1/15/43	1,725	1,730
Virginia Electric & Power Co.	4.650%	8/15/43	1,410	1,536
Virginia Electric & Power Co.	4.450%	2/15/44	1,635	1,736
Virginia Electric & Power Co.	4.200%	5/15/45	1,523	1,565
Virginia Electric & Power Co.	4.000%	11/15/46	1,525	1,522
Virginia Electric & Power Co.	3.800%	9/15/47	1,825	1,769
Virginia Electric & Power Co.	4.600%	12/1/48	2,000	2,204
Westar Energy Inc.	4.125%	3/1/42	1,155	1,187
Westar Energy Inc.	4.100%	4/1/43	1,565	1,606
Westar Energy Inc.	4.250%	12/1/45	1,530	1,606
Wisconsin Electric Power Co.	5.625%	5/15/33	605	728
Wisconsin Electric Power Co.	5.700%	12/1/36	750	918
Wisconsin Electric Power Co.	4.300%	10/15/48	700	748
Wisconsin Power & Light Co.	6.375%	8/15/37	890	1,154
Wisconsin Public Service Corp.	3.671%	12/1/42	980	951
Wisconsin Public Service Corp.	4.752%	11/1/44	2,105	2,364
Xcel Energy Inc.	6.500%	7/1/36	500	637

Natural Gas (0.5%)
Atmos Energy Corp.	5.500%	6/15/41	1,425	1,716
Atmos Energy Corp.	4.150%	1/15/43	1,685	1,739
Atmos Energy Corp.	4.125%	10/15/44	3,755	3,866
CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,025	1,226
CenterPoint Energy Resources Corp.	4.100%	9/1/47	1,000	980
KeySpan Corp.	5.803%	4/1/35	1,000	1,140
NiSource Finance Corp.	5.950%	6/15/41	1,425	1,678
NiSource Finance Corp.	5.250%	2/15/43	2,650	2,918
NiSource Finance Corp.	4.800%	2/15/44	1,975	2,081
NiSource Finance Corp.	5.650%	2/1/45	1,050	1,214
NiSource Finance Corp.	4.375%	5/15/47	3,880	3,927
NiSource Finance Corp.	3.950%	3/30/48	1,352	1,283
ONE Gas Inc.	4.658%	2/1/44	2,000	2,233
ONE Gas Inc.	4.500%	11/1/48	1,400	1,549
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	850	915
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	1,175	1,070
Sempra Energy	3.800%	2/1/38	4,550	4,165
Sempra Energy	6.000%	10/15/39	3,126	3,658
Sempra Energy	4.000%	2/1/48	3,439	3,137
Southern California Gas Co.	3.750%	9/15/42	1,150	1,117
Southern California Gas Co.	4.125%	6/1/48	1,300	1,344
Southern California Gas Co.	4.300%	1/15/49	500	533
Southern Co. Gas Capital Corp.	5.875%	3/15/41	2,920	3,463
Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,380	1,384
Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	913

Southern Co. Gas Capital Corp.	4.400%	5/30/47	2,250	2,257
Southwest Gas Corp.	3.800%	9/29/46	1,000	940
Washington Gas Light Co.	3.796%	9/15/46	1,500	1,430

Other Utility (0.1%)
American Water Capital Corp.	6.593%	10/15/37	2,503	3,316
American Water Capital Corp.	4.300%	12/1/42	1,300	1,371
American Water Capital Corp.	4.300%	9/1/45	1,150	1,209
American Water Capital Corp.	4.000%	12/1/46	425	429
American Water Capital Corp.	3.750%	9/1/47	2,076	2,014
American Water Capital Corp.	4.200%	9/1/48	2,750	2,889
Veolia Environnement SA	6.750%	6/1/38	1,358	1,719

				667,972
Total Corporate Bonds (Cost $5,320,487)				5,528,562
Sovereign Bonds (4.1%)
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	3,875	3,958
CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	500	510
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	1,995	2,239
Ecopetrol SA	7.375%	9/18/43	3,150	3,768
Ecopetrol SA	5.875%	5/28/45	5,645	5,828
Equinor ASA	5.100%	8/17/40	2,459	2,920
Equinor ASA	4.250%	11/23/41	2,525	2,697
Equinor ASA	3.950%	5/15/43	2,290	2,355
Equinor ASA	4.800%	11/8/43	2,540	2,962
European Investment Bank	4.875%	2/15/36	4,239	5,389
Hydro-Quebec	8.500%	12/1/29	1,621	2,390
Hydro-Quebec	9.375%	4/15/30	705	1,106
Inter-American Development Bank	3.875%	10/28/41	1,730	1,986
Inter-American Development Bank	3.200%	8/7/42	1,536	1,577
Inter-American Development Bank	4.375%	1/24/44	2,758	3,413
International Bank for Reconstruction &
Development	4.750%	2/15/35	1,825	2,273
4 KFW	0.000%	4/18/36	6,220	3,732
4 KFW	0.000%	6/29/37	4,615	2,686
Korea Electric Power Corp.	7.000%	2/1/27	750	935
Nexen Energy ULC	7.875%	3/15/32	1,800	2,526
Nexen Energy ULC	5.875%	3/10/35	1,930	2,328
Nexen Energy ULC	6.400%	5/15/37	1,655	2,136
Nexen Energy ULC	7.500%	7/30/39	2,740	3,997
2 Oriental Republic of Uruguay	4.375%	1/23/31	1,100	1,152
2 Oriental Republic of Uruguay	7.625%	3/21/36	3,940	5,427
2 Oriental Republic of Uruguay	4.125%	11/20/45	2,600	2,529
2 Oriental Republic of Uruguay	5.100%	6/18/50	15,685	16,749
2 Oriental Republic of Uruguay	4.975%	4/20/55	3,250	3,380
Petroleos Mexicanos	6.625%	6/15/35	9,817	9,380
Petroleos Mexicanos	6.625%	6/15/38	3,250	3,031
Petroleos Mexicanos	6.500%	6/2/41	8,496	7,780
Petroleos Mexicanos	5.500%	6/27/44	5,615	4,623
Petroleos Mexicanos	6.375%	1/23/45	9,475	8,369
Petroleos Mexicanos	5.625%	1/23/46	6,581	5,425
Petroleos Mexicanos	6.750%	9/21/47	19,692	18,117
Petroleos Mexicanos	6.350%	2/12/48	8,330	7,344
Province of British Columbia	7.250%	9/1/36	990	1,507
Province of Quebec	7.500%	9/15/29	6,750	9,524
Republic of Chile	3.625%	10/30/42	1,150	1,147

Republic of Chile	3.860%	6/21/47	4,345	4,425
Republic of Colombia	10.375%	1/28/33	1,625	2,501
Republic of Colombia	7.375%	9/18/37	6,597	8,609
Republic of Colombia	6.125%	1/18/41	6,975	8,227
2 Republic of Colombia	5.625%	2/26/44	9,870	11,104
2 Republic of Colombia	5.000%	6/15/45	18,650	19,536
Republic of Hungary	7.625%	3/29/41	4,378	6,501
Republic of Indonesia	4.350%	1/11/48	6,550	6,452
Republic of Indonesia	5.350%	2/11/49	2,500	2,745
Republic of Italy	5.375%	6/15/33	6,728	7,164
Republic of Korea	4.125%	6/10/44	3,450	3,815
Republic of Korea	3.875%	9/20/48	1,649	1,747
Republic of Panama	9.375%	4/1/29	3,335	4,865
2 Republic of Panama	6.700%	1/26/36	6,036	7,862
2 Republic of Panama	4.500%	5/15/47	3,000	3,165
2 Republic of Panama	4.500%	4/16/50	6,157	6,419
2 Republic of Panama	4.300%	4/29/53	3,100	3,092
Republic of Peru	8.750%	11/21/33	7,200	11,272
2 Republic of Peru	6.550%	3/14/37	3,645	4,910
Republic of Peru	5.625%	11/18/50	8,040	10,330
Republic of the Philippines	9.500%	2/2/30	6,882	10,624
Republic of the Philippines	7.750%	1/14/31	5,150	7,262
Republic of the Philippines	6.375%	1/15/32	2,575	3,328
Republic of the Philippines	6.375%	10/23/34	8,879	11,831
Republic of the Philippines	5.000%	1/13/37	4,025	4,739
Republic of the Philippines	3.950%	1/20/40	8,227	8,658
Republic of the Philippines	3.700%	3/1/41	2,987	3,032
Republic of the Philippines	3.700%	2/2/42	4,365	4,433
State of Israel	4.500%	1/30/43	6,275	6,795
State of Israel	4.125%	1/17/48	3,425	3,522
United Mexican States	4.500%	4/22/29	2,000	2,068
United Mexican States	8.300%	8/15/31	3,850	5,151
United Mexican States	7.500%	4/8/33	2,335	2,978
United Mexican States	6.750%	9/27/34	6,622	8,082
United Mexican States	6.050%	1/11/40	10,399	11,873
United Mexican States	4.750%	3/8/44	25,156	24,735
United Mexican States	5.550%	1/21/45	1,600	1,757
United Mexican States	4.600%	1/23/46	14,376	13,866
United Mexican States	4.350%	1/15/47	5,800	5,422
United Mexican States	4.600%	2/10/48	8,732	8,459
United Mexican States	5.750%	10/12/10	4,825	4,926
Total Sovereign Bonds (Cost $442,859)				457,477
Taxable Municipal Bonds (3.5%)
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	1,025	1,527
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	755	1,017
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	645	972
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	550	717
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	1,760	2,290
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	450	586
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	2,495	4,141

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,095	1,523
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	4,300	6,132
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	2,805	4,291
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,665	2,546
California GO	7.700%	11/1/30	1,260	1,362
California GO	4.500%	4/1/33	3,100	3,354
California GO	7.500%	4/1/34	7,080	10,221
California GO	7.950%	3/1/36	1,450	1,519
California GO	4.600%	4/1/38	2,000	2,131
California GO	7.550%	4/1/39	9,495	14,420
California GO	7.300%	10/1/39	5,405	7,821
California GO	7.350%	11/1/39	2,425	3,530
California GO	7.625%	3/1/40	4,165	6,309
California GO	7.600%	11/1/40	9,585	14,881
California State University Systemwide
Revenue	3.899%	11/1/47	1,000	1,001
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	1,018
Chicago IL GO	7.045%	1/1/29	800	893
Chicago IL GO	7.375%	1/1/33	1,000	1,115
Chicago IL GO	5.432%	1/1/42	900	842
Chicago IL GO	6.314%	1/1/44	1,200	1,218
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	2,055	2,593
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	950	1,267
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	1,450	1,825
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	5,150	6,763
Clark County NV Airport System Revenue	6.881%	7/1/42	1,150	1,162
Clark County NV Airport System Revenue	6.820%	7/1/45	1,500	2,269
Commonwealth Financing Authority
Pennsylvania Revenue	4.014%	6/1/33	1,300	1,370
Commonwealth Financing Authority
Pennsylvania Revenue	3.864%	6/1/38	1,000	1,016
Connecticut GO	5.632%	12/1/29	1,500	1,730
Connecticut GO	5.090%	10/1/30	750	822
Connecticut GO	5.850%	3/15/32	2,550	3,087
Cook County IL GO	6.229%	11/15/34	1,050	1,316
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,077
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,445	1,930
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	1,515	1,836
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	1,665	2,204
Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,598
District of Columbia Income Tax Revenue	5.591%	12/1/34	1,000	1,223
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	1,275	1,468
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	1,325	1,744
George Washington University District of
Columbia GO	4.126%	9/15/48	3,825	4,024

George Washington University District of
Columbia GO	4.300%	9/15/44	1,775	1,919
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	4,605	5,182
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	3,148	3,784
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	845	998
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	875	1,049
Houston TX GO	6.290%	3/1/32	2,570	3,070
Houston TX GO	3.961%	3/1/47	950	975
Illinois GO	5.100%	6/1/33	24,390	23,966
Illinois GO	6.630%	2/1/35	1,770	1,921
Illinois GO	6.725%	4/1/35	1,500	1,622
Illinois GO	7.350%	7/1/35	1,455	1,653
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,670	2,151
JobsOhio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	1,050	1,180
Kansas Department of Transportation
Highway Revenue	4.596%	9/1/35	1,075	1,208
Los Angeles CA Community College District
GO	6.750%	8/1/49	2,150	3,250
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	1,025	1,313
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	625	652
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	1,575	2,297
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	1,625	2,435
Los Angeles CA Unified School District GO	5.755%	7/1/29	1,190	1,412
Los Angeles CA Unified School District GO	5.750%	7/1/34	4,720	5,802
Los Angeles CA Unified School District GO	6.758%	7/1/34	3,065	4,078
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	1,800	2,232
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	700	1,064
Louisville & Jefferson County KY Metropolitan
Sewer District Sewer & Drainage System
Revenue	6.250%	5/15/43	895	1,237
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	850	1,095
Massachusetts GO	4.500%	8/1/31	1,200	1,351
Massachusetts GO	5.456%	12/1/39	3,035	3,748
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	1,405	1,779
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,240	1,564
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	1,000	1,378
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	1,355	2,044
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.280%	10/1/41	1,605	1,656
Mississippi GO	5.245%	11/1/34	1,100	1,321

Missouri Health & Educational Facilities
Authority Revenue (Washington University)	3.652%	8/15/57	1,400	1,384
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	1,725	2,228
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	4,464	6,705
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	6,260	9,128
New York City NY GO	5.206%	10/1/31	1,070	1,244
New York City NY GO	6.646%	12/1/31	400	426
New York City NY GO	6.246%	6/1/35	1,075	1,118
New York City NY GO	5.517%	10/1/37	1,175	1,453
New York City NY GO	6.271%	12/1/37	1,470	1,954
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	975	1,292
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	850	881
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.724%	6/15/42	1,030	1,370
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	800	1,092
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	1,500	2,046
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	1,460	1,884
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	1,645	2,249
New York City NY Transitional Finance
Authority Future Tax Revenue	5.267%	5/1/27	20	23
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	1,575	1,886
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	1,715	2,082
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	1,150	1,392
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	540	736
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,550	3,812
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	700	862
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.668%	11/15/39	2,645	3,570
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.427%	3/15/39	500	600
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	1,830	2,207
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.600%	3/15/40	1,345	1,677
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	1,675	1,995
New York State Urban Development Corp.
Revenue Taxable (Personal Income Tax)	3.900%	3/15/33	1,275	1,327
New York University Hospitals Center
Revenue	5.750%	7/1/43	925	1,170
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	2,835	4,219
Ohio State University General Receipts
Revenue	4.910%	6/1/40	2,175	2,623

Ohio State University General Receipts
Revenue	3.798%	12/1/46	1,150	1,189
Ohio State University General Receipts
Revenue	4.800%	6/1/11	1,782	2,060
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,279
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	1,180	1,522
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,110	1,406
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	1,260	1,564
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	1,625	2,103
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	1,695	2,193
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	2,375	2,896
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	1,200	1,314
Port Authority of New York & New Jersey
Revenue	4.031%	9/1/48	675	729
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	3,220	3,886
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	7,095	7,949
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	1,575	1,853
Port of Seattle WA Revenue	7.000%	5/1/36	100	100
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	1,140	1,380
President & Fellows of Harvard College
Massachusetts GO	3.150%	7/15/46	1,900	1,800
Princeton University New Jersey GO	5.700%	3/1/39	2,240	2,939
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	1,010	1,376
Rutgers State University New Jersey Revenue	5.665%	5/1/40	1,185	1,470
Sales Tax Securitization Corp. Illinois
Revenue	3.587%	1/1/43	2,200	2,021
Sales Tax Securitization Corp. Illinois
Revenue	3.820%	1/1/48	1,050	977
Sales Tax Securitization Corp. Illinois
Revenue	4.787%	1/1/48	1,650	1,776
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	1,520	1,829
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	850	1,134
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	1,450	1,920
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	1,225	1,378
San Diego County CA Regional
Transportation Commission Sales Tax
Revenue	5.911%	4/1/48	1,015	1,384
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	2,000	2,760
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	1,440	2,105

San Jose California Redevelopment Agency
Successor Agency Tax Allocation	3.375%	8/1/34	1,350	1,349
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	1,500	1,797
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	1,300	1,809
Texas GO	5.517%	4/1/39	3,290	4,192
Texas Transportation Commission Revenue	5.178%	4/1/30	3,800	4,464
Texas Transportation Commission Revenue	4.681%	4/1/40	950	1,104
University of California Regents Medical
Center Revenue	6.548%	5/15/48	1,350	1,876
University of California Regents Medical
Center Revenue	6.583%	5/15/49	1,075	1,488
University of California Revenue	4.601%	5/15/31	1,000	1,116
University of California Revenue	6.270%	5/15/31	500	502
University of California Revenue	5.770%	5/15/43	2,890	3,680
University of California Revenue	4.131%	5/15/45	1,500	1,586
University of California Revenue	5.946%	5/15/45	1,275	1,658
University of California Revenue	4.858%	5/15/12	2,025	2,278
University of California Revenue	4.767%	5/15/15	1,450	1,594
University of Southern California GO	5.250%	10/1/11	1,000	1,271
University of Texas Permanent University
Fund Revenue	3.376%	7/1/47	1,200	1,173
University of Texas Revenue	3.354%	8/15/47	1,000	952
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	900	911
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	1,075	1,253
University of Virginia Revenue	4.179%	9/1/17	1,025	1,060
Washington GO	5.140%	8/1/40	1,285	1,560
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	1,650	1,692
Total Taxable Municipal Bonds (Cost $342,426)				397,379

			Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
5 Vanguard Market Liquidity Fund
(Cost $50,180)	2.554%		501,740	50,184
Total Investments (99.6%) (Cost $10,723,418)				11,212,262
Other Assets and Liabilities-Net (0.4%)				47,900
Net Assets (100%)				11,260,162

1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate value of these securities was $180,643,000, representing 1.6% of net assets.
4 Guaranteed by the Federal Republic of Germany.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the

Long-Term Bond Index Fund

valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in
Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,778,660	—
Corporate Bonds	—	5,528,562	—
Sovereign Bonds	—	457,477	—
Taxable Municipal Bonds	—	397,379	—
Temporary Cash Investments	50,184	—	—
Total	50,184	11,162,078	—